WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Airlines 1.2%
249,856	Allegiant Travel Co.*	$48,472,064

	Application Software 7.1%
205,833	Avalara, Inc.*	33,303,779
506,959	Five9, Inc.*	92,971,211
348,534	Guidewire Software, Inc.*	39,286,752
1,328,314	Medallia, Inc.*	44,830,598
168,837	Paylocity Holding Corp.*	32,214,100
372,354	Q2 Holdings, Inc.*	38,196,073

		280,802,513

	Asset Management & Custody Banks 5.8%
923,171	Cohen & Steers, Inc.	75,783,107
976,899	Focus Financial Partners, Inc., Class A*	47,379,602
1,179,317	Hamilton Lane, Inc., Class A	107,459,365

		230,622,074

	Automotive Retail 2.5%
964,034	Camping World Holdings, Inc., Class A	39,515,754
936,405	Monro, Inc.	59,471,081

		98,986,835

	Building Products 4.0%
3,536,049	Janus International Group, Inc.*	49,964,372
1,065,224	Trex Co., Inc.*	108,876,545

		158,840,917

	Commercial Printing 0.9%
343,145	Cimpress plc*	37,200,349

	Commodity Chemicals 1.8%
2,230,965	Valvoline, Inc.	72,417,124

	Data Processing & Outsourced Services 3.0%
415,761	Euronet Worldwide, Inc.*	56,273,251
322,139	WEX, Inc.*	62,462,752

		118,736,003

	Distillers & Vintners 1.2%
2,142,841	Duckhorn Portfolio, Inc. (The)*	47,271,072

	Distributors 2.9%
254,822	Pool Corp.	116,876,659

	Education Services 0.9%
406,286	Grand Canyon Education, Inc.*	36,553,551

	Electronic Equipment & Instruments 2.4%
708,842	Novanta, Inc.*	95,523,548

	Electronic Manufacturing Services 2.3%
973,662	Fabrinet*	93,344,976

	Financial Exchanges & Data 5.4%
431,029	Morningstar, Inc.	110,821,866
2,404,139	Open Lending Corp., Class A*	103,594,350

		214,416,216

	General Merchandise Stores 1.7%
800,162	Ollie’s Bargain Outlet Holdings, Inc.*	67,317,629

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 3.2%
1,141,543	Ensign Group, Inc. (The)	$98,937,532
737,150	Pennant Group, Inc. (The)*	30,149,435

		129,086,967

	Health Care Supplies 2.3%
1,987,296	Neogen Corp.*	91,495,108

	Home Improvement Retail 1.8%
673,918	Floor & Decor Holdings, Inc., Class A*	71,233,133

	Homebuilding 1.6%
517,061	Installed Building Products, Inc.	63,267,584

	Industrial Machinery 11.3%
1,769,671	Altra Industrial Motion Corp.	115,064,009
943,387	Barnes Group, Inc.	48,348,584
1,001,548	Helios Technologies, Inc.	78,170,821
491,597	Kadant, Inc.	86,565,316
374,381	RBC Bearings, Inc.*	74,659,059
1,542,540	TriMas Corp.*	46,785,238

		449,593,027

	Industrial REITs 1.6%
3,495,993	Monmouth Real Estate Investment Corp.	65,444,989

	Interactive Media & Services 1.4%
2,212,664	ZipRecruiter, Inc., Class A*	55,272,347

	Internet & Direct Marketing Retail 1.3%
1,599,942	1-800-Flowers.com, Inc., Class A*	50,990,152

	IT Consulting & Other Services 1.0%
180,342	Globant S.A.* (Argentina)	39,527,360

	Leisure Products 2.9%
777,438	Callaway Golf Co.*	26,222,984
954,457	YETI Holdings, Inc.*	87,638,242

		113,861,226

	Life Sciences Tools & Services 5.1%
453,408	ICON plc* (Ireland)	93,723,967
613,444	Medpace Holdings, Inc.*	108,352,614

		202,076,581

	Managed Health Care 2.4%
1,163,352	HealthEquity, Inc.*	93,626,569

	Regional Banks 6.0%
2,678,600	Bank OZK	112,929,776
881,523	Eagle Bancorp, Inc.	49,435,810
1,391,439	Webster Financial Corp.	74,219,356

		236,584,942

	Semiconductors 1.7%
180,388	Monolithic Power Systems, Inc.	67,365,899

	Specialized Consumer Services 2.6%
1,562,607	Mister Car Wash, Inc.*	33,642,929
1,461,318	Terminix Global Holdings, Inc.*	69,719,482

		103,362,411

	Specialized REITs 1.9%
1,467,258	National Storage Affiliates Trust	74,184,564

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 2.4%
725,909	Balchem Corp.	$95,282,815

	Specialty Stores 2.6%
351,707	Five Below, Inc.*	67,974,412
703,762	National Vision Holdings, Inc.*	35,983,351

		103,957,763

	Systems Software 2.5%
758,361	CyberArk Software Ltd.* (Israel)	98,791,687

	Total Common Stocks (cost $2,368,371,879)	3,922,386,654

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$52,970,209	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $55,939,500 of United States Treasury Notes 0.625% due 12/31/27; value: $54,029,670; repurchase proceeds: $52,970,209 (cost $52,970,209)	$52,970,209

	Total Short-Term Investments (cost $52,970,209)	52,970,209

	Total Investments (cost $2,421,342,088) 100.0%	3,975,356,863
	Liabilities less Other Assets 0.0%	(1,904,794)

	NET ASSETS 100.0%	$3,973,452,069

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2021, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.0
Ireland	2.4
Israel	2.5
United States	94.1

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.6%

	Apparel, Accessories & Luxury Goods 3.0%
40,747	Page Industries Ltd. (India)	$16,199,029

	Brewers 2.4%
668,947	United Breweries Ltd. (India)	12,899,256

	Commodity Chemicals 4.2%
2,086,156	Berger Paints India Ltd. (India)	22,621,307

	Consumer Finance 12.6%
670,831	Bajaj Finance Ltd.* (India)	54,231,447
1,051,719	SBI Cards & Payment Services Ltd.* (India)	13,726,256

		67,957,703

	Department Stores 4.2%
1,990,368	Trent Ltd. (India)	22,746,107

	Diversified Banks 9.9%
1,875,490	HDFC Bank Ltd. (India)	37,772,212
695,548	Kotak Mahindra Bank Ltd.* (India)	15,953,717

		53,725,929

	Food Retail 4.5%
544,264	Avenue Supermarts Ltd.* (India)	24,529,590

	Health Care Services 6.1%
750,984	Dr. Lal PathLabs Ltd. (India)	33,108,261

	Hotels, Resorts & Cruise Lines 0.9%
169,260	MakeMyTrip Ltd.* (India)	5,086,263

	Industrial Conglomerates 1.7%
27,209	3M India Ltd.* (India)	8,948,258

	Industrial Machinery 5.1%
8,588,973	Elgi Equipments Ltd.* (India)	23,948,132
59,376	GMM Pfaudler Ltd. (India)	3,743,252

		27,691,384

	Interactive Media & Services 5.8%
472,052	Info Edge India Ltd. (India)	31,308,612

	IT Consulting & Other Services 13.6%
638,194	Larsen & Toubro Infotech Ltd. (India)	34,953,421
1,101,430	Mindtree Ltd. (India)	38,497,446

		73,450,867

	Life Sciences Tools & Services 6.8%
617,613	Divi’s Laboratories Ltd.* (India)	36,598,119

	Packaged Foods & Meats 1.0%
106,698	Britannia Industries Ltd. (India)	5,243,605

	Personal Products 1.1%
31,552	Procter & Gamble Hygiene & Health Care Ltd. (India)	5,679,615

	Property & Casualty Insurance 4.6%
1,190,420	ICICI Lombard General Insurance Co. Ltd. (India)	25,065,604

	Regional Banks 2.3%
885,713	AU Small Finance Bank Ltd.* (India)	12,386,636

	Research & Consulting Services 5.1%
705,149	L&T Technology Services Ltd. (India)	27,378,717

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Chemicals 2.9%
386,774	Asian Paints Ltd. (India)	$15,620,820

	Thrifts & Mortgage Finance 3.8%
570,856	Aavas Financiers Ltd.* (India)	20,497,977

	Total Common Stocks (cost $331,280,317)	548,743,659

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Packaged Foods & Meats 0.0%
$3,094,242	Britannia Industries Ltd., 5.50%, due 06/03/2024§§ (India)	$42,102

	Total Corporate Bonds (cost $42,519)	42,102

	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
8,329,602	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $8,796,600 of United States Treasury Notes 0.625% due 12/31/27; value: $8,496,275; repurchase proceeds: $8,329,602 (cost $8,329,602)	8,329,602

	Total Short-Term Investments (cost $8,329,602)	8,329,602

	Total Investments (cost $339,652,438) 103.1%	557,115,363
	Liabilities less Other Assets (3.1%)	(16,629,820)

	NET ASSETS 100.0%	$540,485,543

	*Non-income producing.

	§§The aggregate value of illiquid holdings at June 30, 2021, amounted to approximately $42,102, and represented 0.01% of net assets.

	See Notes to Schedules of Investments.

At June 30, 2021, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Airport Services 2.4%
295,124	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B* (Mexico)	$3,159,695

	Apparel, Accessories & Luxury Goods 1.4%
4,535	Page Industries Ltd. (India)	1,802,896

	Consumer Finance 6.4%
103,991	Bajaj Finance Ltd.* (India)	8,406,860

	Department Stores 2.9%
331,385	Trent Ltd. (India)	3,787,098

	Diversified Banks 10.2%
286,012	HDFC Bank Ltd. (India)	5,760,258
548,664	PT Bank Central Asia Tbk (Indonesia)	1,139,897
72,961	TCS Group Holding plc, GDR (Russia)	6,384,087

		13,284,242

	Drug Retail 2.3%
593,830	Raia Drogasil S.A. (Brazil)	2,950,167

	Electrical Components & Equipment 6.5%
113,645	Voltronic Power Technology Corp. (Taiwan)	5,485,959
434,202	Weg S.A. (Brazil)	2,941,064

		8,427,023

	General Merchandise Stores 1.9%
572,800	Magazine Luiza S.A. (Brazil)	2,435,707

	Health Care Technology 0.8%
80,800	Ping An Healthcare & Technology Co. Ltd.* (China)	1,006,319

	Hotels, Resorts & Cruise Lines 1.0%
45,653	MakeMyTrip Ltd.* (India)	1,371,873

	Industrial Machinery 2.3%
175,500	Techtronic Industries Co. Ltd. (Hong Kong)	3,065,028

	Interactive Home Entertainment 5.4%
25,444	Sea Ltd., ADR* (Singapore)	6,986,922

	Interactive Media & Services 1.6%
28,400	Tencent Holdings Ltd. (China)	2,136,136

	Internet & Direct Marketing Retail 9.9%
68,900	Meituan, Class B* (China)	2,843,213
4,272	MercadoLibre, Inc.*	6,654,879
51,000	momo.com, Inc.* (Taiwan)	3,450,336

		12,948,428

	IT Consulting & Other Services 9.7%
28,627	Globant S.A.* (Argentina)	6,274,466
115,634	Larsen & Toubro Infotech Ltd. (India)	6,333,190

		12,607,656

	Life & Health Insurance 1.7%
258,484	Discovery Ltd.* (South Africa)	2,285,628

	Life Sciences Tools & Services 4.0%
285,500	Wuxi Biologics Cayman, Inc.* (China)	5,232,494

	Managed Health Care 2.1%
897,500	Hapvida Participacoes e Investimentos S.A. (Brazil)	2,780,666

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 1.4%
483,393	Vitasoy International Holdings Ltd. (Hong Kong)	$1,796,155

	Personal Products 1.0%
799	LG Household & Health Care Ltd. (South Korea)	1,250,134

	Pharmaceuticals 1.5%
182,088	Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	1,915,440

	Property & Casualty Insurance 3.0%
129,124	ICICI Lombard General Insurance Co. Ltd. (India)	2,718,848
248,586	Qualitas Controladora S.A.B. de C.V. (Mexico)	1,164,117

		3,882,965

	Regional Banks 1.4%
133,641	AU Small Finance Bank Ltd.* (India)	1,868,960

	Semiconductor Equipment 3.7%
25,100	Lasertec Corp. (Japan)	4,877,888

	Semiconductors 8.6%
51,297	ASPEED Technology, Inc. (Taiwan)	3,700,564
54,959	Silergy Corp. (Taiwan)	7,475,805

		11,176,369

	Specialized Finance 2.7%
492,403	Chailease Holding Co. Ltd.* (Taiwan)	3,578,703

	Specialty Chemicals 2.4%
76,949	Asian Paints Ltd. (India)	3,107,775

	Systems Software 0.5%
11,613	Tata Elxsi Ltd. (India)	679,625

	Total Common Stocks (cost $78,607,332)	128,808,852

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$2,842,230	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $3,001,600 of United States Treasury Notes 0.625% due 12/31/27; value: $2,899,122; repurchase proceeds: $2,842,230 (cost $2,842,230)	$2,842,230

	Total Short-Term Investments (cost $2,842,230)	2,842,230

	Total Investments (cost $81,449,562) 100.9%	131,651,082
	Liabilities less Other Assets (0.9%)	(1,193,618)

	NET ASSETS 100.0%	$130,457,464

	*Non-income producing.

	ADR American Depositary Receipt.

	GDR Global Depositary Receipt.

	See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2021, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	4.9
Brazil	8.6
China	10.2
Hong Kong	3.8
India	27.8
Indonesia	0.9
Japan	3.8
Mexico	3.3
Russia	4.9
Singapore	5.4
South Africa	1.8
South Korea	1.0
Taiwan	18.4
United States	5.2

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.9%

	Airport Services 2.2%
1,893,325	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$12,402,447

	Asset Management & Custody Banks 1.0%
12,512,761	VEF Ltd.* (Sweden)	5,497,480

	Commodity Chemicals 2.3%
1,197,391	Berger Paints India Ltd. (India)	12,983,952

	Communications Equipment 1.1%
518,000	Accton Technology Corp. (Taiwan)	6,144,423

	Consumer Finance 7.2%
265,148	Bajaj Finance Ltd.* (India)	21,435,145
2,110,475	Muangthai Capital Public Co. Ltd. (Thailand)	3,786,344
2,414,829	Srisawad Corp. Public Co. Ltd. (Thailand)	5,180,015
6,894,408	Unifin Financiera S.A.B. de C.V. * (Mexico)	10,548,783

		40,950,287

	Data Processing & Outsourced Services 1.4%
6,876,384	Fawry for Banking & Payment Technology Services S.A.E.* (Egypt)	8,271,815

	Department Stores 2.7%
215,946	Poya International Co. Ltd.* (Taiwan)	4,208,476
960,506	Trent Ltd. (India)	10,976,750

		15,185,226

	Diversified Banks 4.0%
259,390	TCS Group Holding plc, GDR (Russia)	22,696,625

	Drug Retail 3.3%
282,185	Clicks Group Ltd. (South Africa)	4,855,045
2,795,550	Raia Drogasil S.A. (Brazil)	13,888,383

		18,743,428

	Electrical Components & Equipment 5.1%
602,388	Voltronic Power Technology Corp. (Taiwan)	29,078,936

	Electronic Equipment & Instruments 1.3%
1,096,616	Chroma ATE, Inc. (Taiwan)	7,537,083

	Electronic Manufacturing Services 1.6%
92,851	Fabrinet*	8,901,625

	General Merchandise Stores 3.3%
4,375,464	Magazine Luiza S.A. (Brazil)	18,605,707

	Health Care Equipment 2.2%
2,900,000	AK Medical Holdings Ltd. (China)	5,117,010
857,142	Microport Scientific Corp. (China)	7,689,030

		12,806,040

	Health Care Facilities 1.3%
24,654,792	Cleopatra Hospital* (Egypt)	7,540,172

	Health Care Services 3.0%
384,446	Dr. Lal PathLabs Ltd. (India)	16,948,881

	Health Care Supplies 0.6%
658,666	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	3,240,607

	Home Improvement Retail 0.7%
45,221,087	PT Ace Hardware Indonesia Tbk (Indonesia)	3,898,370

	Hotels, Resorts & Cruise Lines 2.3%
1,394,570	Huazhu Group Ltd.* (China)	7,480,886

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
183,648	MakeMyTrip Ltd.* (India)	$5,518,622

		12,999,508

	Human Resource & Employment Services 1.6%
217,320	HeadHunter Group plc, ADR (Russia)	9,207,848

	Industrial Conglomerates 0.9%
14,809	3M India Ltd.* (India)	4,870,254

	Insurance Brokers 2.1%
3,156,285	TQM Corp. Public Co. Ltd. (Thailand)	11,965,324

	Interactive Media & Services 2.0%
172,867	Info Edge India Ltd. (India)	11,465,317

	Internet & Direct Marketing Retail 3.9%
325,000	momo.com, Inc.* (Taiwan)	21,987,438

	IT Consulting & Other Services 10.8%
95,972	Globant S.A.* (Argentina)	21,035,143
335,075	Larsen & Toubro Infotech Ltd. (India)	18,351,814
624,789	Mindtree Ltd. (India)	21,837,775

		61,224,732

	Packaged Foods & Meats 2.9%
135,161	Britannia Industries Ltd. (India)	6,642,401
2,687,755	Vitasoy International Holdings Ltd. (Hong Kong)	9,986,957

		16,629,358

	Pharmaceuticals 0.0%
13,017,213	China Animal Healthcare Ltd.* *** §§ (China)	16,765

	Property & Casualty Insurance 3.8%
631,929	ICICI Lombard General Insurance Co. Ltd. (India)	13,305,961
1,819,584	Qualitas Controladora S.A.B. de C.V. (Mexico)	8,521,028

		21,826,989

	Regional Banks 4.1%
1,127,181	AU Small Finance Bank Ltd.* (India)	15,763,550
1,282,362	Regional S.A.B. de C.V. (Mexico)	7,599,349

		23,362,899

	Research & Consulting Services 2.5%
363,677	L&T Technology Services Ltd. (India)	14,120,433

	Semiconductor Equipment 2.1%
791,000	Advanced Wireless Semiconductor Co.* (Taiwan)	4,414,554
43,533	Tokai Carbon Korea Co. Ltd. (South Korea)	7,793,147

		12,207,701

	Semiconductors 16.2%
191,774	ASPEED Technology, Inc. (Taiwan)	13,834,571
110,960	LEENO Industrial, Inc. (South Korea)	17,292,084
209,735	Parade Technologies Ltd. (Taiwan)	10,425,589
320,143	Silergy Corp. (Taiwan)	43,547,491
515,996	Sino Wealth Electronic Ltd., Class A* (China)	6,806,265

		91,906,000

	Systems Software 0.9%
72,533	Douzone Bizon Co. Ltd. (South Korea)	5,345,859

	Thrifts & Mortgage Finance 1.5%
235,229	Aavas Financiers Ltd.* (India)	8,446,471

	Total Common Stocks (cost $268,862,404)	579,016,000

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	WARRANTS 0.0%

	Consumer Finance 0.0%
87,298	Srisawad Corp. Public Co. Ltd., expiring, 8/29/2025* (Thailand)	$39,768

	Total Warrants (cost $0)	39,768

	CORPORATE BONDS 0.0%

Principal Amount		Value
	Packaged Foods & Meats 0.0%
$3,919,669	Britannia Industries Ltd., 5.50%, due 06/03/2024§§ (India)	$53,332

	Total Corporate Bonds (cost $53,862)	53,332

	Total Investments (cost $268,916,266) 101.9%	579,109,100
	Liabilities less Other Assets (1.9%)	(10,851,482)

	NET ASSETS 100.0%	$568,257,618

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§§The aggregate value of illiquid holdings at June 30, 2021, amounts to approximately $70,097, and represents 0.01% of net assets.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2021, Wasatch Emerging Markets Small Cap Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	3.6
Brazil	5.6
China	5.2
Egypt	2.7
Hong Kong	1.7
India	31.6
Indonesia	0.7
Mexico	6.8
Russia	5.5
South Africa	0.8
South Korea	5.3
Sweden	1.0
Taiwan	24.4
Thailand	3.6
United States	1.5

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.7%

	Airport Services 1.9%
197,500	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$1,293,747

	Asset Management & Custody Banks 5.9%
1,234,900	DCVFMVN Diamond ETF* (Vietnam)	1,378,907
5,829,693	VEF Ltd.* (Sweden)	2,561,275

		3,940,182

	Consumer Finance 12.0%
49,524	ASA International Group plc* (United Kingdom)	89,058
57,572	Bajaj Finance Ltd.* (India)	4,654,247
189,600	Muangthai Capital Public Co. Ltd. (Thailand)	340,156
267,400	Srisawad Corp. Public Co. Ltd. (Thailand)	573,596
1,524,351	Unifin Financiera S.A.B. de C.V. * (Mexico)	2,332,332

		7,989,389

	Data Processing & Outsourced Services 4.3%
2,384,509	Fawry for Banking & Payment Technology Services S.A.E.* (Egypt)	2,868,399

	Diversified Banks 13.3%
401,800	Bank for Foreign Trade of Vietnam JSC (Vietnam)	2,032,044
2,030	Credicorp Ltd.* (Peru)	245,853
359,300	PT Bank Central Asia Tbk (Indonesia)	746,477
66,480	TCS Group Holding plc, GDR (Russia)	5,817,000

		8,841,374

	Drug Retail 1.4%
187,200	Raia Drogasil S.A. (Brazil)	930,016

	Electrical Components & Equipment 1.7%
164,800	Weg S.A. (Brazil)	1,116,272

	Food Retail 1.4%
12,601	Dino Polska S.A.* (Poland)	924,999

	General Merchandise Stores 3.9%
84,770	Fix Price Group Ltd., GDR* (Russia)	741,738
436,500	Magazine Luiza S.A. (Brazil)	1,856,121

		2,597,859

	Health Care Facilities 3.2%
7,034,297	Cleopatra Hospital* (Egypt)	2,151,298

	Home Improvement Retail 2.1%
3,348,600	Wilcon Depot, Inc. (Philippines)	1,382,245

	Human Resource & Employment Services 1.6%
25,068	HeadHunter Group plc, ADR (Russia)	1,062,131

	Hypermarkets & Super Centers 0.4%
7,445	InRetail Peru Corp. (Peru)	260,575

	Insurance Brokers 4.4%
775,288	TQM Corp. Public Co. Ltd. (Thailand)	2,939,079

	Interactive Home Entertainment 9.0%
21,986	Sea Ltd., ADR* (Singapore)	6,037,356

	Internet & Direct Marketing Retail 11.0%
2,705	MercadoLibre, Inc.*	4,213,822
8,545	Naspers Ltd., Class N (South Africa)	1,794,085
13,849	Prosus N.V.* (Netherlands)	1,354,277

		7,362,184

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 9.1%
886,114	FPT Corp. (Vietnam)	$3,387,992
12,259	Globant S.A.* (Argentina)	2,686,928

		6,074,920

	Life & Health Insurance 2.5%
186,856	Discovery Ltd.* (South Africa)	1,652,262

	Property & Casualty Insurance 1.5%
213,528	Qualitas Controladora S.A.B. de C.V. (Mexico)	999,942

	Regional Banks 6.2%
176,252	AU Small Finance Bank Ltd.* (India)	2,464,872
286,000	Regional S.A.B. de C.V. (Mexico)	1,694,852

		4,159,724

	Wireless Telecommunication Services 2.9%
4,919,838	Safaricom plc (Kenya)	1,915,043

	Total Common Stocks (cost $41,984,457)	66,498,996

	WARRANTS 0.0%

	Consumer Finance 0.0%
15,166	Srisawad Corp. Public Co. Ltd., expiring 8/29/2025* (Thailand)	6,909

	Total Warrants (cost $0)	6,909

	Total Investments (cost $41,984,457) 99.7%	66,505,905
	Other Assets less Liabilities 0.3%	173,642

	NET ASSETS 100.0%	$66,679,547

	*Non-income producing. ADR American Depositary Receipt. ETF Exchange-Traded Fund. GDR Global Depositary Receipt. See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2021, Wasatch Frontier Emerging Small Countries Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	4.0
Brazil	5.9
Egypt	7.5
India	10.7
Indonesia	1.1
Kenya	2.9
Mexico	9.5
Netherlands	2.0
Peru	0.8
Philippines	2.1
Poland	1.4
Russia	11.5
Singapore	9.1
South Africa	5.2
Sweden	3.9
Thailand	5.8
United Kingdom	0.1
United States	6.3
Vietnam	10.2

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Airlines 0.9%
10,185	Allegiant Travel Co.*	$1,975,890

	Application Software 10.0%
25,745	Five9, Inc.*	4,721,376
7,143	HubSpot, Inc.*	4,162,369
64,483	Medallia, Inc.*	2,176,301
13,124	Paylocity Holding Corp.*	2,504,059
15,725	Q2 Holdings, Inc.*	1,613,070
133,018	Systena Corp. (Japan)	2,549,128
310,872	Technology One Ltd. (Australia)	2,170,519
19,281	Zendesk, Inc.*	2,783,020

		22,679,842

	Automotive Retail 1.0%
34,954	Monro, Inc.	2,219,929

	Biotechnology 2.4%
182,995	Abcam plc* (United Kingdom)	3,495,822
46,314	Esperion Therapeutics, Inc.*	979,541
83,399	Sangamo Therapeutics, Inc.*	998,286

		5,473,649

	Building Products 2.4%
52,579	Trex Co., Inc.*	5,374,100

	Commodity Chemicals 1.1%
77,767	Valvoline, Inc.	2,524,317

	Consumer Finance 1.7%
47,701	Bajaj Finance Ltd.* (India)	3,856,253

	Data Processing & Outsourced Services 1.7%
18,609	Euronet Worldwide, Inc.*	2,518,728
10,800	GMO Payment Gateway, Inc. (Japan)	1,406,688

		3,925,416

	Diversified Real Estate Activities 1.2%
102,720	Patrizia AG (Germany)	2,679,606

	Diversified Support Services 1.3%
22,084	Copart, Inc.*	2,911,334

	Drug Retail 1.0%
31,900	Sugi Holdings Co. Ltd. (Japan)	2,325,847

	Electrical Components & Equipment 2.4%
111,896	Voltronic Power Technology Corp. (Taiwan)	5,401,530

	Financial Exchanges & Data 2.5%
131,502	Open Lending Corp., Class A*	5,666,421

	General Merchandise Stores 1.5%
41,830	Ollie’s Bargain Outlet Holdings, Inc.*	3,519,158

	Health Care Facilities 2.9%
56,206	Ensign Group, Inc. (The)	4,871,374
43,416	Pennant Group, Inc. (The)*	1,775,714

		6,647,088

	Health Care Services 1.1%
56,573	Dr. Lal PathLabs Ltd. (India)	2,494,106

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 1.5%
70,718	JMDC, Inc.* (Japan)	$3,526,511

	Home Improvement Retail 0.8%
16,641	Floor & Decor Holdings, Inc., Class A*	1,758,954

	Homebuilding 2.1%
29,901	LGI Homes, Inc.*	4,842,168

	Hotels, Resorts & Cruise Lines 0.6%
48,109	MakeMyTrip Ltd.* (India)	1,445,675

	Human Resource & Employment Services 1.6%
118,100	SMS Co. Ltd. (Japan)	3,534,655

	Industrial Machinery 8.8%
77,915	Altra Industrial Motion Corp.	5,066,033
29,139	Helios Technologies, Inc.	2,274,299
65,457	Kornit Digital Ltd.* (Israel)	8,138,269
59,400	MISUMI Group, Inc. (Japan)	2,010,388
12,482	RBC Bearings, Inc.*	2,489,160

		19,978,149

	Internet & Direct Marketing Retail 2.7%
3,952	MercadoLibre, Inc.*	6,156,386

	IT Consulting & Other Services 6.1%
19,508	Endava plc, ADR* (United Kingdom)	2,211,817
23,393	Globant S.A.* (Argentina)	5,127,278
188,916	Mindtree Ltd. (India)	6,603,037

		13,942,132

	Life Sciences Tools & Services 1.5%
19,051	Medpace Holdings, Inc.*	3,364,978

	Managed Health Care 1.5%
42,290	HealthEquity, Inc.*	3,403,499

	Packaged Foods & Meats 3.1%
25,541	Freshpet, Inc.*	4,162,161
782,000	Vitasoy International Holdings Ltd. (Hong Kong)	2,905,697

		7,067,858

	Pharmaceuticals 1.2%
69,100	Intra-Cellular Therapies, Inc.*	2,820,662

	Property & Casualty Insurance 1.3%
136,141	ICICI Lombard General Insurance Co. Ltd. (India)	2,866,599

	Regional Banks 4.1%
364,704	AU Small Finance Bank Ltd.* (India)	5,100,361
52,870	Bank OZK	2,228,999
34,025	Eagle Bancorp, Inc.	1,908,122

		9,237,482

	Research & Consulting Services 5.5%
17,500	BayCurrent Consulting, Inc. (Japan)	6,285,161
111,181	L&T Technology Services Ltd. (India)	4,316,809
70,000	Nihon M&A Center, Inc. (Japan)	1,815,293

		12,417,263

	Restaurants 0.9%
23,051	Domino’s Pizza Enterprises Ltd. (Australia)	2,083,268

	Semiconductor Equipment 1.5%
33,591	Nova Measuring Instruments Ltd.* (Israel)	3,456,178

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX/WIGOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 8.5%
58,000	ASPEED Technology, Inc. (Taiwan)	$4,184,119
21,545	Melexis N.V. (Belgium)	2,236,639
10,112	Monolithic Power Systems, Inc.	3,776,326
67,000	Silergy Corp. (Taiwan)	9,113,683

		19,310,767

	Soft Drinks 1.2%
78,855	Fevertree Drinks plc (United Kingdom)	2,806,631

	Specialty Stores 1.3%
14,926	Five Below, Inc.*	2,884,748

	Systems Software 2.7%
26,550	CyberArk Software Ltd.* (Israel)	3,458,669
27,675	Rapid7, Inc.*	2,618,885

		6,077,554

	Thrifts & Mortgage Finance 2.3%
145,478	Aavas Financiers Ltd.* (India)	5,223,742

	Trading Companies & Distributors 3.6%
87,767	Diploma plc (United Kingdom)	3,525,691
209,585	Electrocomponents plc (United Kingdom)	2,983,265
75,400	MonotaRO Co. Ltd. (Japan)	1,784,977

		8,293,933

	Total Common Stocks (cost $113,367,259)	226,174,278

Principal Amount		Value

	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$2,702,375	Repurchase Agreement dated 6/30/21,0.00% due 7/1/21 with Fixed IncomeClearing Corp. collateralized by $2,853,900of United States Treasury Notes 0.625%due 12/31/27; value: $2,756,465; repurchaseproceeds: $2,702,375 (cost $2,702,375)	$2,702,375

	Total Short-Term Investments (cost $2,702,375)	2,702,375

	Total Investments (cost $116,069,634) 100.7%	228,876,653
	Liabilities less Other Assets (0.7%)	(1,620,789)

	NET ASSETS 100.0%	$227,255,864

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX/WIGOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2021, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.3
Australia	1.9
Belgium	1.0
Germany	1.2
Hong Kong	1.3
India	14.1
Israel	6.6
Japan	11.1
Taiwan	8.3
United Kingdom	6.6
United States	45.6

Total	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.0%

	Aerospace & Defense 3.0%
4,572	HEICO Corp., Class A	$567,751

	Application Software 7.2%
2,677	Dassault Systemes SE (France)	649,135
1,436	DocuSign, Inc.*	401,463
3,165	Xero Ltd.* (Australia)	325,419

		1,376,017

	Biotechnology 2.5%
25,080	Abcam plc* (United Kingdom)	479,113

	Building Products 3.7%
23,240	Assa Abloy AB, Class B (Sweden)	700,070

	Consumer Finance 4.1%
9,655	Bajaj Finance Ltd.* (India)	780,531

	Data Processing & Outsourced Services 10.0%
9,259	Amadeus IT Group S.A.* (Spain)	651,266
2,232	Jack Henry & Associates, Inc.	364,954
1,973	Square, Inc., Class A*	481,018
2,079	WEX, Inc.*	403,118

		1,900,356

	Department Stores 1.8%
30,693	Trent Ltd. (India)	350,762

	Distributors 3.9%
1,598	Pool Corp.	732,939

	Diversified Support Services 3.8%
5,494	Copart, Inc.*	724,274

	Drug Retail 5.0%
107,500	Raia Drogasil S.A. (Brazil)	534,063
3,600	Tsuruha Holdings, Inc. (Japan)	418,345

		952,408

	Electrical Components & Equipment 3.7%
5,321	AMETEK, Inc.	710,354

	Electronic Components 3.8%
10,546	Amphenol Corp., Class A	721,452

	Electronic Equipment & Instruments 2.3%
5,205	Cognex Corp.	437,480

	Financial Exchanges & Data 2.2%
899	MarketAxess Holdings, Inc.	416,768

	General Merchandise Stores 1.8%
81,500	Magazine Luiza S.A. (Brazil)	346,561

	Health Care Equipment 2.5%
2,539	DiaSorin S.p.A. (Italy)	480,194

	Health Care Supplies 2.5%
2,903	Coloplast A/S, Class B (Denmark)	476,330

	Health Care Technology 2.3%
1,434	Veeva Systems, Inc., Class A*	445,902

	Industrial Conglomerates 3.0%
1,232	Roper Technologies, Inc.	579,286

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery 3.1%
17,400	MISUMI Group, Inc. (Japan)	$588,901

	Interactive Media & Services 2.1%
4,699	Scout24 AG* (Germany)	396,269

	Internet & Direct Marketing Retail 2.5%
308	MercadoLibre, Inc.*	479,799

	Life Sciences Tools & Services 3.7%
3,385	ICON plc* (Ireland)	699,713

	Managed Health Care 2.9%
6,834	HealthEquity, Inc.*	550,000

	Packaged Foods & Meats 1.8%
92,000	Vitasoy International Holdings Ltd. (Hong Kong)	341,847

	Regional Banks 3.3%
14,797	Bank OZK	623,842

	Research & Consulting Services 3.6%
1,895	BayCurrent Consulting, Inc. (Japan)	680,593

	Semiconductors 2.4%
3,400	Silergy Corp. (Taiwan)	462,486

	Trucking 5.5%
7,050	Lyft, Inc., Class A*	426,384
2,436	Old Dominion Freight Line, Inc.	618,257

		1,044,641

	Total Common Stocks (cost $14,637,833)	19,046,639

	Total Investments (cost $14,637,833) 100.0%	19,046,639
	Other Assets less Liabilities 0.0%	589

	NET ASSETS 100.0%	$19,047,228

	*Non-income producing.

	See Notes to Schedules of Investments.

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2021, Wasatch Global Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	1.7
Brazil	4.6
Denmark	2.5
France	3.4
Germany	2.1
Hong Kong	1.8
India	5.9
Ireland	3.7
Italy	2.5
Japan	8.9
Spain	3.4
Sweden	3.7
Taiwan	2.4
United Kingdom	2.5
United States	50.9

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.2%

	Aerospace & Defense 2.8%
44,000	Raytheon Technologies Corp.	$3,753,640

	Airlines 2.3%
145,000	Japan Airlines Co. Ltd.* (Japan)	3,133,759

	Automobile Manufacturers 2.6%
60,000	General Motors Co.*	3,550,200

	Casinos & Gaming 1.5%
87,000	Kangwon Land, Inc.* (South Korea)	2,078,142

	Commodity Chemicals 1.4%
30,000	Dow, Inc.	1,898,400

	Communications Equipment 1.9%
46,000	Ciena Corp.*	2,616,940

	Construction Materials 2.0%
31,000	HeidelbergCement AG (Germany)	2,659,092

	Diversified Banks 13.2%
63,000	Citigroup, Inc.	4,457,250
340,000	ING Groep N.V. ADR (Netherlands)	4,501,600
30,500	JPMorgan Chase & Co.	4,743,970
220,000	United Overseas Bank Ltd. (Singapore)	4,224,288

		17,927,108

	Diversified Metals & Mining 2.3%
79,000	Anglo American plc (United Kingdom)	3,139,088

	Electric Utilities 6.1%
43,000	Duke Energy Corp.	4,244,960
91,000	Exelon Corp.	4,032,210

		8,277,170

	Electrical Components & Equipment 3.0%
27,000	Eaton Corp. plc	4,000,860

	Electronic Manufacturing Services 2.2%
750,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	3,014,805

	Food Retail 5.2%
93,000	Koninklijke Ahold Delhaize N.V. (Netherlands)	2,764,589
90,000	Seven & i Holdings Co. Ltd. (Japan)	4,291,192

		7,055,781

	Health Care Services 2.4%
13,500	Cigna Corp.	3,200,445

	Homebuilding 3.9%
59,000	Bellway plc (United Kingdom)	2,644,316
48,000	PulteGroup, Inc.	2,619,360

		5,263,676

	Integrated Oil & Gas 6.4%
175,000	Suncor Energy, Inc. (Canada)	4,191,473
98,000	TotalEnergies SE (France)	4,433,745

		8,625,218

	Integrated Telecommunication Services 1.9%
295,000	Telekom Austria AG (Austria)	2,518,533

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Multi-Line Insurance 2.3%
124,000	AXA S.A. (France)	$3,144,301

	Office REITs 1.8%
135,000	Piedmont Office Realty Trust, Inc., Class A	2,493,450

	Oil & Gas Exploration & Production 3.4%
56,000	EOG Resources, Inc.	4,672,640

	Packaged Foods & Meats 2.1%
3,100,000	WH Group Ltd. (Hong Kong)	2,786,858

	Pharmaceuticals 9.0%
50,000	Bristol-Myers Squibb Co.	3,341,000
32,000	Johnson & Johnson	5,271,680
40,000	Novartis AG (Switzerland)	3,645,285

		12,257,965

	Property & Casualty Insurance 2.7%
74,000	Axis Capital Holdings Ltd.	3,626,740

	Railroads 3.2%
19,500	Union Pacific Corp.	4,288,635

	Regional Banks 2.8%
90,000	Bank OZK	3,794,400

	Reinsurance 3.1%
15,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	4,244,659

	Retail REITs 2.7%
174,000	Kimco Realty Corp.	3,627,900

	Technology Hardware, Storage & Peripherals 2.4%
46,000	Samsung Electronics Co. Ltd. (South Korea)	3,296,364

	Tobacco 2.6%
47,000	KT&G Corp. (South Korea)	3,522,444

	Total Common Stocks (cost $104,308,052)	134,469,213

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$1,019,737	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $1,076,900 of United States Treasury Notes 0.625% due 12/31/27; value: $1,040,134; repurchase proceeds: $1,019,737 (cost $1,019,737)	$1,019,737

	Total Short-Term Investments (cost $1,019,737)	1,019,737

	Total Investments (cost $105,327,789) 100.0%	135,488,950
	Liabilities less Other Assets (<0.1%)	(54,828)

	NET ASSETS 100.0%	$135,434,122

	*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2021, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	1.9
Canada	3.1
France	5.6
Germany	5.1
Hong Kong	2.1
Japan	5.5
Netherlands	5.4
Singapore	3.2
South Korea	6.6
Switzerland	2.7
Taiwan	2.3
United Kingdom	4.3
United States	52.2

Total	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Apparel, Accessories & Luxury Goods 1.8%
9,600	Shenzhou International Group Holdings Ltd. (China)	$242,464

	Application Software 2.2%
3,475	Agora, Inc., ADR* (China)	145,811
14,500	Glodon Co. Ltd., Class A (China)	153,046

		298,857

	Commodity Chemicals 7.3%
36,540	Skshu Paint Co. Ltd., Class A (China)	995,294

	Distillers & Vintners 1.9%
800	Kweichow Moutai Co. Ltd., Class A (China)	254,643

	Diversified Banks 2.9%
46,000	China Merchants Bank Co. Ltd., Class H (China)	392,502

	Drug Retail 1.3%
20,670	Yifeng Pharmacy Chain Co. Ltd., Class A (China)	179,430

	Education Services 1.0%
5,426	TAL Education Group, ADR* (China)	136,898

	Environmental & Facilities Services 1.0%
18,000	Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	135,666

	Health Care Equipment 10.3%
276,000	AK Medical Holdings Ltd. (China)	486,998
14,430	Guangzhou Wondfo Biotech Co. Ltd., Class A (China)	144,469
26,000	Microport Scientific Corp. (China)	233,234
7,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	534,920

		1,399,621

	Health Care Supplies 1.5%
42,600	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	209,590

	Health Care Technology 1.4%
15,600	Ping An Healthcare & Technology Co. Ltd.* (China)	194,289

	Hotels, Resorts & Cruise Lines 2.9%
74,000	Huazhu Group Ltd.* (China)	396,958

	Household Appliances 0.5%
6,700	Bear Electric Appliance Co. Ltd., Class A (China)	68,893

	Industrial Machinery 4.6%
35,500	Techtronic Industries Co. Ltd. (Hong Kong)	619,991

	Interactive Media & Services 4.4%
7,900	Tencent Holdings Ltd. (China)	594,207

	Internet & Direct Marketing Retail 11.5%
25,700	Alibaba Group Holding Ltd.* (China)	728,205
16,900	Meituan, Class B* (China)	697,392
3,825	Trip.com Group Ltd., ADR* (China)	135,634

		1,561,231

	Life & Health Insurance 7.3%
44,400	AIA Group Ltd. (Hong Kong)	551,833
45,500	Ping An Insurance Group Co. of China Ltd., Class H (China)	445,665

		997,498

	Life Sciences Tools & Services 11.0%
17,400	Hangzhou Tigermed Consulting Co. Ltd., Class A (China)	520,536

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
53,000	Wuxi Biologics Cayman, Inc.* (China)	$971,356

		1,491,892

	Packaged Foods & Meats 5.2%
29,600	Chongqing Fuling Zhacai Group Co. Ltd., Class A* (China)	172,521
19,760	Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	394,347
38,000	Vitasoy International Holdings Ltd. (Hong Kong)	141,197

		708,065

	Personal Products 1.1%
4,800	Proya Cosmetics Co. Ltd., Class A (China)	146,129

	Pharmaceuticals 3.4%
43,320	Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	455,697

	Semiconductors 9.4%
8,000	Silergy Corp. (Taiwan)	1,088,201
14,300	Sino Wealth Electronic Ltd., Class A* (China)	188,625

		1,276,826

	Specialized Finance 5.1%
96,000	Chailease Holding Co. Ltd. * (Taiwan)	697,712

	Total Common Stocks (cost $12,585,530)	13,454,353

	Total Investments (cost $12,585,530) 99.0%	13,454,353
	Other Assets less Liabilities 1.0%	137,001

	NET ASSETS 100.0%	$13,591,354

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2021, Wasatch Greater China Fund’s investments, were in the following countries:

COUNTRY	%
China	75.9
Hong Kong	9.8
Taiwan	14.3

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.9%

	Aerospace & Defense 2.9%
322,420	Avon Rubber plc (United Kingdom)	$11,667,454
760,340	CAE, Inc.* (Canada)	23,418,668

		35,086,122

	Airport Services 1.4%
2,551,560	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	16,714,292

	Alternative Carriers 0.4%
451,062	Chief Telecom, Inc. (Taiwan)	4,864,751

	Apparel, Accessories & Luxury Goods 1.8%
506,670	Canada Goose Holdings, Inc.* (Canada)	22,145,354

	Application Software 7.9%
352,371	Descartes Systems Group, Inc. (The)* (Canada)	24,369,769
107,875	Freee KK* (Japan)	9,914,071
59,996	Kinaxis, Inc.* (Canada)	7,892,504
143,932	Lightspeed POS, Inc.* (Canada)	12,046,584
486,700	Rakus Co. Ltd. (Japan)	13,296,138
816,950	Systena Corp. (Japan)	15,655,849
1,864,891	Technology One Ltd. (Australia)	13,020,736

		96,195,651

	Asset Management & Custody Banks 2.3%
1,048,116	Netwealth Group Ltd. (Australia)	13,480,496
418,700	WealthNavi, Inc.* (Japan)	15,207,295

		28,687,791

	Biotechnology 1.9%
1,244,067	Abcam plc* (United Kingdom)	23,765,875

	Brewers 1.4%
134,181	Royal Unibrew A/S (Denmark)	17,091,295

	Commodity Chemicals 0.9%
964,085	Berger Paints India Ltd. (India)	10,454,090

	Data Processing & Outsourced Services 1.0%
94,600	GMO Payment Gateway, Inc. (Japan)	12,321,545

	Department Stores 0.6%
346,574	Poya International Co. Ltd.* (Taiwan)	6,754,228

	Diversified Real Estate Activities 1.5%
716,139	Patrizia AG (Germany)	18,681,562

	Drug Retail 3.2%
173,795	Ain Holdings, Inc. (Japan)	10,841,166
353,157	Clicks Group Ltd. (South Africa)	6,076,130
1,199,200	Raia Drogasil S.A. (Brazil)	5,957,665
220,800	Sugi Holdings Co. Ltd. (Japan)	16,098,654

		38,973,615

	Electrical Components & Equipment 2.2%
548,485	Voltronic Power Technology Corp. (Taiwan)	26,476,889

	Electronic Equipment & Instruments 1.9%
633,084	Halma plc (United Kingdom)	23,575,058

	General Merchandise Stores 1.3%
1,972,077	B&M European Value Retail S.A. (United Kingdom)	15,636,747

	Health Care Equipment 2.4%
4,108,000	AK Medical Holdings Ltd. (China)	7,248,509

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
115,701	DiaSorin S.p.A. (Italy)	$21,882,200

		29,130,709

	Health Care Services 2.1%
596,190	Dr. Lal PathLabs Ltd. (India)	26,283,934

	Health Care Supplies 1.8%
1,178,000	Bioteque Corp. (Taiwan)	5,031,207
250,514	Menicon Co. Ltd. (Japan)	17,588,633

		22,619,840

	Health Care Technology 2.3%
424,300	JMDC, Inc.* (Japan)	21,158,666
187,000	MedPeer, Inc.* (Japan)	7,414,690

		28,573,356

	Home Improvement Retail 0.4%
50,011,425	PT Ace Hardware Indonesia Tbk (Indonesia)	4,311,330

	Household Appliances 0.9%
513,271	Breville Group Ltd. (Australia)	11,513,186

	Human Resource & Employment Services 1.8%
354,911	Benefit One, Inc. (Japan)	11,165,345
367,192	SMS Co. Ltd. (Japan)	10,989,814

		22,155,159

	Industrial Conglomerates 0.6%
21,156	3M India Ltd.* (India)	6,957,600

	Industrial Machinery 2.2%
366,615	MISUMI Group, Inc. (Japan)	12,408,051
3,195,345	Rotork plc (United Kingdom)	15,046,090

		27,454,141

	Insurance Brokers 1.2%
3,984,758	TQM Corp. Public Co. Ltd. (Thailand)	15,106,025

	Interactive Media & Services 3.9%
212,131	Info Edge India Ltd. (India)	14,069,482
514,200	Kakaku.com, Inc. (Japan)	15,528,521
1,947,582	Rightmove plc (United Kingdom)	17,495,421

		47,093,424

	Internet Services & Infrastructure 0.6%
228,567	Hennge KK* (Japan)	7,828,412

	Investment Banking & Brokerage 1.9%
2,137,739	AJ Bell plc (United Kingdom)	12,828,048
315,790	Avanza Bank Holding AB (Sweden)	9,848,489

		22,676,537

	IT Consulting & Other Services 8.4%
304,600	Change, Inc.* (Japan)	8,184,266
158,427	Endava plc, ADR* (United Kingdom)	17,962,453
57,244	Globant S.A.* (Argentina)	12,546,740
401,947	Larsen & Toubro Infotech Ltd. (India)	22,014,345
158,334	Reply S.p.A. (Italy)	26,021,396
634,118	Softcat plc (United Kingdom)	15,578,635

		102,307,835

	Life Sciences Tools & Services 0.5%
71,129	PolyPeptide Group AG* (Switzerland)	6,565,163

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Movies & Entertainment 1.5%
290,889	CTS Eventim AG & Co. KGaA* (Germany)	$18,177,372

	Other Diversified Financial Services 0.7%
15,873	Hypoport SE* (Germany)	8,206,136

	Packaged Foods & Meats 1.7%
261,514	Morinaga & Co. Ltd. (Japan)	8,356,584
3,441,449	Vitasoy International Holdings Ltd. (Hong Kong)	12,787,476

		21,144,060

	Pharmaceuticals 1.0%
349,100	JCR Pharmaceuticals Co. Ltd. (Japan)	11,752,410

	Property & Casualty Insurance 1.5%
643,380	ICICI Lombard General Insurance Co. Ltd. (India)	13,547,075
1,125,570	Qualitas Controladora S.A.B. de C.V. (Mexico)	5,270,992

		18,818,067

	Publishing 1.4%
391,839	Future plc (United Kingdom)	16,976,407

	Real Estate Services 0.8%
687,958	Real Matters, Inc.* (Canada)	9,923,112

	Regional Banks 4.1%
1,147,383	AU Small Finance Bank Ltd.* (India)	16,046,073
967,478	Canadian Western Bank (Canada)	27,160,564
1,149,192	Regional S.A.B. de C.V. (Mexico)	6,810,176

		50,016,813

	Research & Consulting Services 4.1%
70,300	BayCurrent Consulting, Inc. (Japan)	25,248,391
698,294	NICE Information Service Co. Ltd. (South Korea)	15,563,806
369,256	Nihon M&A Center, Inc. (Japan)	9,575,827

		50,388,024

	Restaurants 2.9%
256,907	Domino’s Pizza Enterprises Ltd. (Australia)	23,218,353
2,364,416	Domino’s Pizza Group plc (United Kingdom)	12,709,927

		35,928,280

	Semiconductors 5.4%
122,627	LEENO Industrial, Inc. (South Korea)	19,110,277
185,650	Melexis N.V. (Belgium)	19,272,777
201,249	Silergy Corp. (Taiwan)	27,374,920

		65,757,974

	Soft Drinks 2.0%
683,913	Fevertree Drinks plc (United Kingdom)	24,342,042

	Systems Software 1.2%
112,942	CyberArk Software Ltd.* (Israel)	14,712,954

	Trading Companies & Distributors 8.0%
627,781	Diploma plc (United Kingdom)	25,218,610
1,882,616	Electrocomponents plc (United Kingdom)	26,797,451
1,470,392	Howden Joinery Group plc (United Kingdom)	16,609,589
96,401	IMCD N.V. (Netherlands)	15,328,635
564,448	MonotaRO Co. Ltd. (Japan)	13,362,422

		97,316,707

	Total Common Stocks (cost $701,975,857)	1,221,461,874

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
$10,715,819	Repurchase Agreement dated 6/30/21,0.00% due 7/1/21 with Fixed IncomeClearing Corp. collateralized by $11,316,500of United States Treasury Notes 0.625%due 12/31/27; value: $10,930,143; repurchaseproceeds: $10,715,819 (cost $10,715,819)	$10,715,819

	Total Short-Term Investments (cost $10,715,819)	10,715,819

	Total Investments (cost $712,691,676) 100.8%	1,232,177,693
	Liabilities less Other Assets (0.8%)	(10,036,624)

	NET ASSETS 100.0%	$1,222,141,069

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2021, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.0
Australia	5.0
Belgium	1.6
Brazil	0.5
Canada	10.4
China	0.6
Denmark	1.4
Germany	3.7
Hong Kong	1.0
India	9.0
Indonesia	0.4
Israel	1.2
Italy	3.9
Japan	22.4
Mexico	2.4
Netherlands	1.3
South Africa	0.5
South Korea	2.8
Sweden	0.8
Switzerland	0.5
Taiwan	5.8
Thailand	1.2
United Kingdom	22.6

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX /WIIOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.4%

	Advertising 4.2%
127,900	Direct Marketing MiX, Inc. (Japan)	$4,748,976
339,400	ValueCommerce Co. Ltd. (Japan)	9,898,339
1,186,669	YouGov plc (United Kingdom)	19,369,927

		34,017,242

	Aerospace & Defense 1.8%
409,642	Avon Rubber plc (United Kingdom)	14,823,767

	Alternative Carriers 1.0%
777,927	Chief Telecom, Inc. (Taiwan)	8,390,025

	Application Software 18.3%
58,192	Atoss Software AG (Germany)	12,861,818
1,296,625	Bytes Technology Group plc* (United Kingdom)	8,304,467
133,628	Commerce One Holdings, Inc.* (Japan)	3,005,863
129,100	Cybozu, Inc. (Japan)	2,741,320
2,625,322	dotdigital group plc (United Kingdom)	8,389,014
952,862	Elmo Software Ltd.* (Australia)	3,044,192
72,163	Esker S.A. (France)	21,049,553
164,319	Fortnox AB (Sweden)	8,079,531
125,000	Freee KK* (Japan)	11,487,916
601,516	GB Group plc (United Kingdom)	6,868,796
77,328	Mensch und Maschine Software SE (Germany)	5,565,685
274,300	Nihon Jyoho Create Co. Ltd. (Japan)	4,762,813
1,137,120	Pexip Holding ASA* (Norway)	10,155,982
696,032	Rakus Co. Ltd. (Japan)	19,014,871
635,900	Systena Corp. (Japan)	12,186,247
225,735	Vitec Software Group AB, Class B (Sweden)	9,337,375

		146,855,443

	Asset Management & Custody Banks 1.9%
918,928	JTC plc (United Kingdom)	7,817,591
194,100	WealthNavi, Inc.* (Japan)	7,049,764

		14,867,355

	Brewers 0.6%
40,486	Royal Unibrew A/S (Denmark)	5,156,901

	Commodity Chemicals 2.8%
826,601	Berger Paints India Ltd. (India)	8,963,277
720,003	Gulf Oil Lubricants India Ltd. (India)	6,649,833
242,951	Supreme Industries Ltd. (India)	7,112,355

		22,725,465

	Consumer Finance 1.3%
224,976	Gruppo MutuiOnline S.p.A. (Italy)	10,723,966

	Data Processing & Outsourced Services 1.8%
11,710,547	Fawry for Banking & Payment Technology Services S.A.E.* (Egypt)	14,086,978

	Department Stores 0.9%
377,908	Poya International Co. Ltd.* (Taiwan)	7,364,883

	Diversified Banks 1.1%
3,850,355	City Union Bank Ltd. (India)	8,630,017

	Diversified Support Services 4.3%
645,700	Japan Elevator Service Holdings Co. Ltd. (Japan)	15,006,953
5,834,195	Johnson Service Group plc* (United Kingdom)	14,155,555
832,862	Prestige International, Inc. (Japan)	5,270,282

		34,432,790

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX /WIIOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Drug Retail 0.4%
47,600	Kusuri no Aoki Holdings Co. Ltd. (Japan)	$3,470,543

	Electrical Components & Equipment 4.4%
644,601	Amara Raja Batteries Ltd. (India)	6,460,319
606,814	DiscoverIE Group plc (United Kingdom)	7,949,173
326,471	Voltronic Power Technology Corp. (Taiwan)	15,759,659
1,009,003	Zaptec AS* (Norway)	5,177,349

		35,346,500

	Electronic Components 0.9%
1,730,023	Strix Group plc (United Kingdom)	7,550,359

	Electronic Equipment & Instruments 0.9%
2,346,718	Nayax Ltd.* (Israel)	6,910,263

	Food Retail 2.1%
3,638,413	Philippine Seven Corp. (Philippines)	7,229,869
67,164	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,416,963
4,289,100	Sheng Siong Group Ltd. (Singapore)	5,039,621

		16,686,453

	Health Care Equipment 2.1%
2,714,000	AK Medical Holdings Ltd. (China)	4,788,816
158,934	Cellavision AB (Sweden)	6,845,336
171,785	Medistim ASA (Norway)	5,087,620

		16,721,772

	Health Care Services 4.2%
243,105	Dr. Lal PathLabs Ltd. (India)	10,717,650
599,587	Metropolis Healthcare Ltd. (India)	22,700,898

		33,418,548

	Health Care Supplies 1.4%
1,464,000	Bioteque Corp. (Taiwan)	6,252,705
958,600	Shanghai Kindly Medical Instruments Co. Ltd., Class H (China)	4,716,268

		10,968,973

	Health Care Technology 5.2%
258,900	Medley, Inc.* (Japan)	11,186,102
72,600	MedPeer, Inc.* (Japan)	2,878,645
151,739	Nexus AG (Germany)	11,299,261
377,975	Pro Medicus Ltd. (Australia)	16,644,912

		42,008,920

	Home Improvement Retail 0.4%
41,192,900	PT Ace Hardware Indonesia Tbk (Indonesia)	3,551,112

	Human Resource & Employment Services 2.4%
338,225	HeadHunter Group plc, ADR (Russia)	14,330,593
171,262	SMS Co. Ltd. (Japan)	5,125,759

		19,456,352

	Insurance Brokers 1.8%
3,736,800	TQM Corp. Public Co. Ltd. (Thailand)	14,166,028

	Internet & Direct Marketing Retail 1.4%
319,900	Raccoon Holdings, Inc. (Japan)	6,611,372
77,300	Temairazu, Inc. (Japan)	4,557,496

		11,168,868

	Internet Services & Infrastructure 1.7%
268,130	BASE, Inc.* (Japan)	4,076,435

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX /WIIOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
288,290	Hennge KK* (Japan)	$9,873,923

		13,950,358

	Investment Banking & Brokerage 0.8%
155,300	Strike Co. Ltd. (Japan)	6,199,698

	IT Consulting & Other Services 3.5%
93,528	Aubay (France)	4,935,087
717,750	Avant Corp. (Japan)	10,634,290
379,364	FDM Group Holdings plc (United Kingdom)	5,352,697
318,800	SERAKU Co. Ltd. (Japan)	6,915,775

		27,837,849

	Other Diversified Financial Services 0.9%
14,070	Hypoport SE* (Germany)	7,274,008

	Packaged Foods & Meats 0.9%
1,909,120	Vitasoy International Holdings Ltd. (Hong Kong)	7,093,764

	Personal Products 0.8%
588,400	Sarantis S.A. (Greece)	6,209,489

	Property & Casualty Insurance 1.6%
2,826,267	Qualitas Controladora S.A.B. de C.V. (Mexico)	13,235,278

	Publishing 2.4%
439,309	Future plc (United Kingdom)	19,033,043

	Real Estate Services 0.7%
417,022	Real Matters, Inc.* (Canada)	6,015,129

	Research & Consulting Services 6.0%
111,400	IR Japan Holdings Ltd. (Japan)	14,028,408
669,295	NICE Information Service Co. Ltd. (South Korea)	14,917,466
620,176	SIGMAXYZ, Inc. (Japan)	13,224,690
342,933	Talenom Oyj (Finland)	5,806,717

		47,977,281

	Restaurants 0.0%
630,045	Patisserie Holdings plc* *** §§ (United Kingdom)	8,715

	Semiconductors 3.9%
268,533	Elmos Semiconductor SE (Germany)	11,622,076
124,531	LEENO Industrial, Inc. (South Korea)	19,406,998

		31,029,074

	Specialized Finance 0.7%
253,800	eGuarantee, Inc. (Japan)	5,366,364

	Specialty Stores 0.7%
160,543	Musti Group Oyj* (Finland)	5,943,160

	Systems Software 0.8%
310,645	Exasol AG* (Germany)	6,457,129

	Thrifts & Mortgage Finance 4.4%
507,914	Aavas Financiers Ltd.* (India)	18,237,891
103,397	Equitable Group, Inc. (Canada)	11,096,243
360,178	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	5,879,164

		35,213,298

	Total Common Stocks (cost $439,455,249)	782,343,160

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX /WIIOX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$25,639,266	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $27,076,500 of United States Treasury Notes 0.625% due 12/31/27; value: $26,152,081; repurchase proceeds: $25,639,266 (cost $25,639,266)	$25,639,266

	Total Short-Term Investments (cost $25,639,266)	25,639,266

	Total Investments (cost $465,094,515) 100.6%	807,982,426
	Liabilities less Other Assets (0.6%)	(4,689,690)

	NET ASSETS 100.0%	$803,292,736

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	§§The aggregate value of illiquid holdings at June 30, 2021 amounted to approximately $8,715, and represents 0.00% of net assets.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At June 30, 2021, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.5
Canada	2.2
China	1.2
Denmark	0.7
Egypt	1.8
Finland	1.5
France	3.3
Germany	7.0
Greece	0.8
Hong Kong	0.9
India	11.4
Indonesia	0.5
Israel	1.5
Italy	1.4
Japan	25.5
Mexico	1.7
Norway	2.6
Philippines	0.9
Russia	1.8
Singapore	0.7
South Korea	4.4
Sweden	3.1
Taiwan	4.8
Thailand	1.8
United Kingdom	16.0

Total	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.7%

	Apparel, Accessories & Luxury Goods 4.2%
208	Hermes International (France)	$302,992

	Application Software 10.6%
1,311	Dassault Systemes SE (France)	317,899
4,941	TeamViewer AG* (Germany)	185,841
2,579	Xero Ltd.* (Australia)	265,168

		768,908

	Asset Management & Custody Banks 4.9%
234	Partners Group Holding AG (Switzerland)	354,446

	Biotechnology 3.2%
12,322	Abcam plc* (United Kingdom)	235,392

	Building Products 5.1%
12,403	Assa Abloy AB, Class B (Sweden)	373,622

	Data Processing & Outsourced Services 11.0%
94	Adyen N.V.* (Netherlands)	229,664
4,953	Amadeus IT Group S.A.* (Spain)	348,388
2,410	Worldline S.A.* (France)	225,583

		803,635

	Drug Retail 5.7%
1,400	Cosmos Pharmaceutical Corp. (Japan)	205,410
1,800	Tsuruha Holdings, Inc. (Japan)	209,172

		414,582

	Electronic Equipment & Instruments 4.1%
7,972	Halma plc (United Kingdom)	296,865

	Health Care Equipment 4.2%
1,029	DiaSorin S.p.A. (Italy)	194,612
5,092	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	110,766

		305,378

	Health Care Supplies 3.2%
1,397	Coloplast A/S, Class B (Denmark)	229,223

	Health Care Technology 2.5%
2,500	M3, Inc. (Japan)	182,569

	Industrial Machinery 8.4%
10,300	MISUMI Group, Inc. (Japan)	348,603
294	Rational AG (Germany)	266,338

		614,941

	Interactive Media & Services 10.2%
7,000	Kakaku.com, Inc. (Japan)	211,396
2,037	REA Group Ltd. (Australia)	258,218
3,249	Scout24 AG* (Germany)	273,990

		743,604

	IT Consulting & Other Services 3.1%
1,200	Obic Co. Ltd. (Japan)	223,700

	Life Sciences Tools & Services 7.4%
1,323	ICON plc* (Ireland)	273,477
563	Sartorius Stedim Biotech (France)	266,297

		539,774

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 2.2%
44,000	Vitasoy International Holdings Ltd. (Hong Kong)	$163,492

	Research & Consulting Services 7.8%
1,000	BayCurrent Consulting, Inc. (Japan)	359,152
2,715	Intertek Group plc (United Kingdom)	207,688

		566,840

	Soft Drinks 2.9%
6,009	Fevertree Drinks plc (United Kingdom)	213,874

	Total Common Stocks (cost $5,774,680)	7,333,837

	Total Investments (cost $5,774,680) 100.7%	7,333,837
	Liabilities less Other Assets (0.7%)	(51,882)

	NET ASSETS 100.0%	$7,281,955

	*Non-income producing.

	See Notes to Schedules of Investments.

At June 30, 2021, Wasatch International Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	7.2
Denmark	3.1
France	15.2
Germany	9.9
Hong Kong	2.2
Ireland	3.7
Italy	2.7
Japan	23.7
Netherlands	3.1
New Zealand	1.5
Spain	4.8
Sweden	5.1
Switzerland	4.8
United Kingdom	13.0

Total	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.9%

	Advertising 1.8%
763,946	Thryv Holdings, Inc.*	$27,326,348

	Agricultural & Farm Machinery 1.6%
409,057	Hydrofarm Holdings Group, Inc.*	24,179,359

	Apparel Retail 1.5%
273,914	Boot Barn Holdings, Inc.*	23,022,472

	Apparel, Accessories & Luxury Goods 1.4%
897,899	Superior Group of Cos., Inc.‡‡	21,468,765

	Application Software 4.1%
412,582	Agilysys, Inc.*	23,463,539
495,427	Medallia, Inc.*	16,720,661
546,242	Upland Software, Inc.*	22,488,783

		62,672,983

	Asset Management & Custody Banks 0.3%
400,625	Sandbridge Acquisition Corp., Class A*	3,998,238

	Auto Parts & Equipment 3.7%
848,293	Stoneridge, Inc.*	25,024,644
370,668	XPEL, Inc.*	31,087,925

		56,112,569

	Biotechnology 5.9%
189,538	C4 Therapeutics, Inc.*	7,172,118
428,866	Cytokinetics, Inc.*	8,487,258
480,156	Esperion Therapeutics, Inc.*	10,155,300
800,258	Flexion Therapeutics, Inc.*	6,586,123
472,807	Frequency Therapeutics, Inc.*	4,709,158
753,287	MacroGenics, Inc.*	20,233,289
1,633,713	MEI Pharma, Inc.*	4,656,082
219,284	Nkarta, Inc.*	6,949,110
147,919	Nurix Therapeutics, Inc.*	3,924,291
1,069,729	Sangamo Therapeutics, Inc.*	12,804,656
127,664	Silverback Therapeutics, Inc.*	3,943,541

		89,620,926

	Casinos & Gaming 2.6%
298,128	NEOGAMES S.A.* (Israel)	18,325,928
457,868	Pollard Banknote Ltd. (Canada)	20,876,653

		39,202,581

	Construction & Engineering 2.1%
1,030,880	Construction Partners, Inc., Class A*	32,369,632

	Construction Machinery & Heavy Trucks 1.1%
113,081	Alamo Group, Inc.	17,265,207

	Data Processing & Outsourced Services 2.0%
2,553,591	Cantaloupe, Inc.*	30,285,589

	Distillers & Vintners 3.4%
4,341,341	Vintage Wine Estates, Inc.* ‡‡ (United Kingdom)	52,096,092

	Electrical Components & Equipment 1.6%
686,371	Allied Motion Technologies, Inc.	23,700,391

	Electronic Equipment & Instruments 6.1%
718,193	Napco Security Technologies, Inc.*	26,120,680
1,085,193	nLight, Inc.*	39,370,802
379,498	PAR Technology Corp.*	26,542,090

		92,033,572

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Environmental & Facilities Services 1.9%
997,471	Heritage-Crystal Clean, Inc.*	$29,604,939

	Financial Exchanges & Data 1.9%
674,688	Open Lending Corp., Class A*	29,072,306

	Food Distributors 1.5%
702,556	Chefs’ Warehouse, Inc. (The)*	22,362,358

	Health Care Equipment 1.8%
953,259	CryoLife, Inc.*	27,072,556

	Health Care Facilities 3.6%
636,537	Pennant Group, Inc. (The)*	26,034,363
250,570	U.S. Physical Therapy, Inc.	29,033,546

		55,067,909

	Health Care Services 4.7%
349,190	Addus HomeCare Corp.*	30,463,336
441,136	Castle Biosciences, Inc.*	32,348,503
575,860	Exagen, Inc.*	8,632,141

		71,443,980

	Health Care Supplies 3.7%
379,327	BioLife Solutions, Inc.*	16,883,845
373,605	OrthoPediatrics Corp.*	23,604,364
333,604	Silk Road Medical, Inc.*	15,966,287

		56,454,496

	Health Care Technology 2.0%
273,429	Simulations Plus, Inc.	15,013,986
305,921	Tabula Rasa HealthCare, Inc.*	15,296,050

		30,310,036

	Home Furnishings 1.2%
670,514	Purple Innovation, Inc.*	17,708,275

	Homebuilding 2.6%
889,406	Dream Finders Homes, Inc., Class A*	21,728,188
329,689	Skyline Champion Corp.*	17,572,424

		39,300,612

	Industrial Machinery 6.0%
292,501	Helios Technologies, Inc.	22,829,703
139,796	Kadant, Inc.	24,616,677
347,893	Kornit Digital Ltd.* (Israel)	43,253,537

		90,699,917

	Interactive Home Entertainment 1.4%
1,211,020	Motorsport Games, Inc., Class A* ‡‡	16,954,280
820,416	Versus Systems, Inc.* ‡‡ (Canada)	4,676,371

		21,630,651

	Internet & Direct Marketing Retail 1.7%
824,981	1-800-Flowers.com, Inc., Class A*	26,292,144

	Leisure Products 1.7%
969,563	MasterCraft Boat Holdings, Inc.* ‡‡	25,489,811

	Movies & Entertainment 1.1%
1,238,385	CuriosityStream, Inc.*	16,891,571

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Equipment & Services 2.5%
666,913	DMC Global, Inc.*	$37,487,180

	Packaged Foods & Meats 1.5%
139,266	Freshpet, Inc.*	22,694,787

	Paper Packaging 1.9%
511,158	UFP Technologies, Inc.* ‡‡	29,350,692

	Pharmaceuticals 4.5%
476,075	Athira Pharma, Inc.*	4,875,008
3,616,704	BioDelivery Sciences International, Inc.*	12,947,800
1,214,080	C21 Investments, Inc.* (Canada)	1,175,295
4,637,952	IM Cannabis Corp.* ‡‡ (Israel)	24,771,435
342,711	Intra-Cellular Therapies, Inc.*	13,989,463
10,443,207	PharmaCielo Ltd.* ‡‡ (Canada)	11,120,550

		68,879,551

	Regional Banks 0.4%
130,306	Altabancorp	5,643,553

	Research & Consulting Services 1.5%
256,991	ICF International, Inc.	22,579,229

	Restaurants 0.8%
312,142	Chuy’s Holdings, Inc.*	11,630,411

	Semiconductor Equipment 3.3%
647,036	Camtek Ltd.* (Israel)	24,399,728
247,250	Nova Measuring Instruments Ltd.* (Israel)	25,439,552

		49,839,280

	Semiconductors 1.7%
2,488,050	NeoPhotonics Corp.*	25,402,991

	Systems Software 2.1%
90,930	CyberArk Software Ltd.* (Israel)	11,845,451
207,885	Rapid7, Inc.*	19,672,158

		31,517,609

	Trading Companies & Distributors 2.7%
719,993	Transcat, Inc.* ‡‡	40,686,804

	Total Common Stocks (cost $1,049,183,495)	1,500,468,372

	WARRANTS 0.2%

	Interactive Home Entertainment 0.2%
192,000	Versus Systems, Inc., expiring, 1/15/2026* *** † ‡‡	614,400
448,000	Versus Systems, Inc., expiring, 1/15/2026* ‡‡ §§	1,523,200
640,000	Versus Systems, Inc., expiring, 1/15/2022* *** † ‡‡	115,200

		2,252,800

	Pharmaceuticals 0.0%
450,000	IM Cannabis Corp., expiring, 05/07/2026* *** † ‡‡ (Israel)	616,500

	Total Warrants (cost $629,771)	2,869,300

WASATCH MICRO CAP FUND (WMICX / WGICX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.0%

	Repurchase Agreement 1.0%
$15,624,542	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $16,500,400 of United States Treasury Notes 0.625% due 12/31/27; value: $15,937,060; repurchase proceeds: $15,624,542 (cost $15,624,542)	$15,624,542

	Total Short-Term Investments (cost $15,624,542)	15,624,542

	Total Investments (cost $1,065,437,808) 100.1%	1,518,962,214
	Liabilities less Other Assets (0.1%)	(1,299,783)

	NET ASSETS 100.0%	$1,517,662,431

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2021, amounted to approximately $1,346,100, and represented 0.09% of net assets.

	‡‡Affiliated company (see Note 6).

	§§The aggregate value of illiquid holdings at June 30, 2021, amounted to approximately $1,523,200, and represented 0.10% of net assets.

	See Notes to Schedules of Investments.

At June 30, 2021, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.2
Israel	9.9
United Kingdom	3.5
United States	84.4

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Advertising 1.0%
251,000	YouGov plc (United Kingdom)	$4,097,058

	Agricultural & Farm Machinery 0.1%
44,622	Agrify Corp.*	531,002

	Agricultural Products 0.9%
91,694	Winfarm SAS* (France)	3,907,075

	Air Freight & Logistics 1.2%
728,000	Radiant Logistics, Inc.*	5,045,040

	Application Software 4.4%
746,557	GTY Technology Holdings, Inc.*	5,308,020
556,054	Kaleyra, Inc.* (Italy)	6,806,101
78,549	QAD, Inc., Class A	6,835,334

		18,949,455

	Asset Management & Custody Banks 2.8%
363,052	European Sustainable Growth Acquisition Corp.*	3,675,901
779,531	Fiducian Group Ltd. (Australia)	3,916,883
230,000	VerticalScope Holdings, Inc.* (Canada)	4,313,892

		11,906,676

	Auto Parts & Equipment 1.1%
65,000	Patrick Industries, Inc.	4,745,000

	Biotechnology 1.5%
51,735	Cytokinetics, Inc.*	1,023,836
88,000	MacroGenics, Inc.*	2,363,680
300,000	MEI Pharma, Inc.*	855,000
164,000	Sangamo Therapeutics, Inc.*	1,963,080

		6,205,596

	Casinos & Gaming 1.6%
668,548	Full House Resorts, Inc.*	6,645,367

	Communications Equipment 1.0%
220,000	Digi International, Inc.*	4,424,200

	Construction & Engineering 4.0%
389,665	Bowman Consulting Group Ltd.*	5,396,860
154,000	Construction Partners, Inc., Class A*	4,835,600
279,000	Sterling Construction Co., Inc.*	6,732,270

		16,964,730

	Data Processing & Outsourced Services 3.0%
158,000	I3 Verticals, Inc., Class A*	4,774,760
339,000	Paya Holdings, Inc.*	3,735,780
127,076	Paysign, Inc.*	404,102
535,000	VIQ Solutions, Inc.* (Canada)	3,884,317

		12,798,959

	Diversified Metals & Mining 1.4%
7,222,115	FPX Nickel Corp.* (Canada)	3,204,391
6,875,914	Talon Metals Corp.* (Canada)	2,884,378

		6,088,769

	Diversified Support Services 1.4%
2,495,000	Johnson Service Group plc* (United Kingdom)	6,053,639

	Education Services 1.2%
789,000	Aspen Group, Inc.*	5,144,280

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Components 0.7%
266,729	VIA Optronics AG* (Germany)	$2,992,699

	Electronic Equipment & Instruments 3.5%
65,000	FARO Technologies, Inc.*	5,055,050
398,206	Luna Innovations, Inc.*	4,312,571
158,000	Napco Security Technologies, Inc.*	5,746,460

		15,114,081

	Electronic Manufacturing Services 0.9%
39,000	Fabrinet*	3,738,930

	Financial Exchanges & Data 1.2%
116,000	Open Lending Corp., Class A*	4,998,440

	Health Care Distributors 1.4%
153,000	PetIQ, Inc.*	5,905,800

	Health Care Equipment 4.2%
556,000	Brainsway Ltd., ADR* (Israel)	5,671,200
1,651,667	Conformis, Inc.*	1,899,417
53,000	Inmode Ltd.* (Israel)	5,018,040
99,777	Tactile Systems Technology, Inc.*	5,188,404

		17,777,061

	Health Care Facilities 1.0%
52,000	Joint Corp. (The)*	4,363,840

	Health Care Services 2.0%
65,151	Addus HomeCare Corp.*	5,683,773
289,000	Sharps Compliance Corp.*	2,976,700

		8,660,473

	Health Care Supplies 1.4%
84,000	OrthoPediatrics Corp.*	5,307,120
530,000	Surgalign Holdings, Inc.*	736,700

		6,043,820

	Health Care Technology 2.6%
95,500	Instem plc* (United Kingdom)	977,578
61,000	Nexus AG (Germany)	4,542,372
92,000	OptimizeRx Corp.*	5,694,800

		11,214,750

	Home Furnishing Retail 1.1%
194,000	Maisons du Monde S.A.* (France)	4,807,743

	Home Furnishings 1.2%
62,054	Lovesac Co. (The)*	4,951,289

	Homebuilding 2.5%
203,000	Skyline Champion Corp.*	10,819,900

	Hotels, Resorts & Cruise Lines 1.1%
1,027,000	Dalata Hotel Group plc* (Ireland)	4,801,794

	Human Resource & Employment Services 1.1%
347,000	Creek & River Co. Ltd. (Japan)	4,816,364

	Industrial Machinery 3.8%
21,000	John Bean Technologies Corp.	2,995,020
22,000	Kadant, Inc.	3,873,980
34,000	Kornit Digital Ltd.* (Israel)	4,227,220
140,000	va-Q-tec AG* (Germany)	5,021,652

		16,117,872

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Integrated Telecommunication Services 0.9%
196,000	Ooma, Inc.*	$3,696,560

	Internet & Direct Marketing Retail 0.7%
405,839	iPower, Inc.*	2,881,457

	Internet Services & Infrastructure 0.9%
49,000	Tucows, Inc., Class A*	3,935,680

	Investment Banking & Brokerage 2.1%
434,000	JDC Group AG* (Germany)	8,748,465

	IT Consulting & Other Services 1.6%
233,000	Avant Corp. (Japan)	3,452,163
684,000	Pivotree, Inc.* (Canada)	3,255,566

		6,707,729

	Leisure Facilities 1.2%
1,350,000	Gym Group plc (The)* (United Kingdom)	5,247,548

	Leisure Products 4.7%
271,000	American Outdoor Brands, Inc.*	9,522,940
212,000	Clarus Corp.	5,448,400
298,000	Nautilus, Inc.*	5,021,300

		19,992,640

	Mortgage REITs 1.1%
220,663	AFC Gamma, Inc.	4,556,691

	Movies & Entertainment 1.2%
1,547,953	Thunderbird Entertainment Group, Inc.* (Canada)	5,144,858

	Oil & Gas Equipment & Services 1.0%
443,000	Solaris Oilfield Infrastructure, Inc., Class A	4,314,820

	Oil & Gas Exploration & Production 1.8%
841,000	Advantage Energy Ltd.* (Canada)	3,432,930
819,000	Evolution Petroleum Corp.	4,062,240

		7,495,170

	Packaged Foods & Meats 0.7%
19,000	Freshpet, Inc.*	3,096,240

	Pharmaceuticals 1.2%
864,000	BioDelivery Sciences International, Inc.*	3,093,120
49,000	Intra-Cellular Therapies, Inc.*	2,000,180

		5,093,300

	Property & Casualty Insurance 0.6%
635,000	FedNat Holding Co.	2,635,250

	Regional Banks 2.8%
345,000	CrossFirst Bankshares, Inc.*	4,743,750
181,000	Esquire Financial Holdings, Inc.*	4,289,700
70,728	Sound Financial Bancorp, Inc.	3,066,766

		12,100,216

	Research & Consulting Services 2.3%
56,815	ICF International, Inc.	4,991,766
207,839	Red Violet, Inc.*	4,888,373

		9,880,139

	Restaurants 1.6%
539,000	Noodles & Co.*	6,726,720

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Equipment 2.5%
43,000	Nova Measuring Instruments Ltd.* (Israel)	$4,424,270
261,000	Veeco Instruments, Inc.*	6,274,440

		10,698,710

	Semiconductors 0.9%
31,000	SiTime Corp.*	3,924,290

	Specialized Finance 0.9%
84,000	A-Mark Precious Metals, Inc.	3,906,000

	Specialty Chemicals 1.4%
438,000	Neo Performance Materials, Inc. (Canada)	5,826,573

	Technology Hardware, Storage & Peripherals 0.9%
70,000	MGI Digital Graphic Technology* (France)	3,834,716

	Textiles 0.7%
185,146	Culp, Inc.	3,017,880

	Thrifts & Mortgage Finance 4.4%
76,000	Axos Financial, Inc.*	3,525,640
366,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	5,974,196
255,000	Northfield Bancorp, Inc.	4,182,000
424,000	Velocity Financial, Inc.*	5,295,760

		18,977,596

	Trading Companies & Distributors 3.2%
110,029	Global Industrial Co.	4,039,164
183,000	Hardwoods Distribution, Inc. (Canada)	5,450,436
205,000	Karat Packaging, Inc.*	4,175,850

		13,665,450

	Total Common Stocks (cost $287,393,914)	416,736,400

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	17,685

	Total Limited Liability Company Membership Interest (cost $30,001)	17,685

	WARRANTS 0.0%

	Diversified Metals & Mining 0.0%
500,000	Talon Metals Corp., expiring, 3/18/2022* *** † (Canada)	4,033

	Trading Companies & Distributors 0.0%
960,000	KushCo Holdings, Inc., expiring, 2/24/2026* *** †	192,000

	Total Warrants (cost $422,967)	196,033

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.7%

	Repurchase Agreement 2.7%
$11,342,016	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $11,977,800 of United States Treasury Notes 0.625% due 12/31/27; value: $11,568,866; repurchase proceeds: $11,342,016 (cost $11,342,016)	$11,342,016

	Total Short-Term Investments (cost $11,342,016)	11,342,016

	Total Investments (cost $299,188,898) 100.3%	428,292,134
	Liabilities less Other Assets (0.3%)	(1,260,207)

	NET ASSETS 100.0%	$427,031,927

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2020, amounted to approximately $213,718, and represented 0.05% of net assets.

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2021, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.9
Canada	9.0
France	3.0
Germany	5.1
Ireland	1.2
Israel	4.6
Italy	1.6
Japan	2.0
United Kingdom	5.4
United States	67.2

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.4%

	Agricultural & Farm Machinery 1.3%
819,432	Hydrofarm Holdings Group, Inc.*	$48,436,626

	Airlines 1.4%
255,219	Allegiant Travel Co.*	49,512,486

	Apparel Retail 2.8%
1,212,613	Boot Barn Holdings, Inc.*	101,920,123

	Application Software 7.0%
608,665	Five9, Inc.*	111,623,074
1,863,640	Medallia, Inc.*	62,897,850
218,187	Paylocity Holding Corp.*	41,630,080
262,850	Zendesk, Inc.*	37,939,769

		254,090,773

	Asset Management & Custody Banks 3.9%
889,838	Focus Financial Partners, Inc., Class A*	43,157,143
814,966	One, Class A*	8,133,361
2,627,953	StepStone Group, Inc., Class A‡‡	90,401,583

		141,692,087

	Auto Parts & Equipment 0.9%
410,199	XPEL, Inc.*	34,403,390

	Automotive Retail 1.5%
881,404	Monro, Inc.	55,977,968

	Biotechnology 4.8%
756,416	Atara Biotherapeutics, Inc.*	11,762,269
436,958	C4 Therapeutics, Inc.*	16,534,491
807,026	Cytokinetics, Inc.*	15,971,045
222,326	Denali Therapeutics, Inc.*	17,439,251
656,051	Esperion Therapeutics, Inc.*	13,875,479
1,372,971	Flexion Therapeutics, Inc.*	11,299,551
1,157,590	Frequency Therapeutics, Inc.*	11,529,596
996,863	Inovio Pharmaceuticals, Inc.*	9,240,920
1,053,251	MacroGenics, Inc.*	28,290,322
338,113	Nurix Therapeutics, Inc.*	8,970,138
2,292,887	Sangamo Therapeutics, Inc.*	27,445,857
147,460	Silverback Therapeutics, Inc.*	4,555,039

		176,913,958

	Building Products 1.0%
568,087	AAON, Inc.	35,556,565

	Data Processing & Outsourced Services 2.3%
278,618	Euronet Worldwide, Inc.*	37,710,946
1,960,163	Repay Holdings Corp.*	47,122,319

		84,833,265

	Distillers & Vintners 1.7%
5,500,000	Vintage Wine Estates, Inc., PIPE Shares* *** † ‡‡ (United Kingdom)	62,040,000

	Electronic Equipment & Instruments 1.9%
1,874,926	nLight, Inc.*	68,022,315

	Financial Exchanges & Data 2.5%
2,159,558	Open Lending Corp., Class A*	93,055,354

	General Merchandise Stores 2.1%
926,910	Ollie’s Bargain Outlet Holdings, Inc.*	77,980,938

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 3.7%
1,216,812	Ensign Group, Inc. (The)	$105,461,096
728,124	Pennant Group, Inc. (The)*	29,780,272

		135,241,368

	Health Care Services 1.3%
646,185	Castle Biosciences, Inc.*	47,384,746

	Health Care Supplies 3.8%
2,148,828	Neogen Corp.*	98,932,041
811,587	Silk Road Medical, Inc.*	38,842,554

		137,774,595

	Health Care Technology 1.3%
240,690	Inspire Medical Systems, Inc.*	46,515,749

	Home Furnishings 1.5%
2,013,735	Purple Innovation, Inc.*	53,182,741

	Home Improvement Retail 2.6%
902,483	Floor & Decor Holdings, Inc., Class A*	95,392,453

	Homebuilding 2.6%
591,258	LGI Homes, Inc.*	95,748,321

	Industrial Machinery 8.6%
950,769	Helios Technologies, Inc.	74,207,521
1,230,654	Kornit Digital Ltd.* (Israel)	153,007,212
435,165	RBC Bearings, Inc.*	86,780,604

		313,995,337

	Insurance Brokers 1.6%
454,151	Goosehead Insurance, Inc., Class A	57,813,422

	Interactive Media & Services 2.2%
1,695,162	Genius Sports Ltd.* (United Kingdom)	31,818,191
1,988,404	ZipRecruiter, Inc., Class A*	49,670,332

		81,488,523

	IT Consulting & Other Services 2.1%
342,338	Globant S.A.* (Argentina)	75,033,643

	Leisure Products 2.2%
858,700	YETI Holdings, Inc.*	78,845,834

	Life Sciences Tools & Services 3.0%
625,449	Medpace Holdings, Inc.*	110,473,057

	Managed Health Care 2.1%
934,281	HealthEquity, Inc.*	75,190,935

	Oil & Gas Equipment & Services 1.9%
1,245,079	DMC Global, Inc.* ‡‡	69,985,891

	Packaged Foods & Meats 3.1%
691,872	Freshpet, Inc.*	112,747,461

	Pharmaceuticals 1.4%
89,727	Arvinas, Inc.*	6,908,979
1,128,092	Intra-Cellular Therapies, Inc.*	46,048,715

		52,957,694

	Regional Banks 2.5%
1,023,914	Pinnacle Financial Partners, Inc.	90,401,367

	Restaurants 0.8%
786,091	Chuy’s Holdings, Inc.*	29,289,751

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Equipment 0.9%
338,144	Nova Measuring Instruments Ltd.* (Israel)	$34,791,636

	Semiconductors 2.5%
243,003	Monolithic Power Systems, Inc.	90,749,470

	Specialized Consumer Services 1.0%
1,711,954	Mister Car Wash, Inc.*	36,858,370

	Specialty Stores 3.5%
367,558	Five Below, Inc.*	71,037,935
1,078,572	National Vision Holdings, Inc.*	55,147,386

		126,185,321

	Systems Software 5.1%
696,532	CyberArk Software Ltd.* (Israel)	90,737,224
1,011,612	Rapid7, Inc.*	95,728,843

		186,466,067

	Trading Companies & Distributors 1.0%
227,013	SiteOne Landscape Supply, Inc.*	38,424,220

	Total Common Stocks (cost $2,040,423,746)	3,557,373,820

	PREFERRED STOCKS 0.3%

	Semiconductor Equipment 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	894,915
161,519	Nanosys, Inc., Series E Pfd.* *** †	145,367

		1,040,282

	Systems Software 0.3%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	10,332,435

	Total Preferred Stocks (cost $10,184,941)	11,372,717

	SHORT-TERM INVESTMENTS 2.3%

	Repurchase Agreement 2.3%
$85,041,324	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $89,808,300 of United States Treasury Notes 0.625% due 12/31/27; value: $86,742,155; repurchase proceeds: $85,041,324 (cost $85,041,324)	$85,041,324

	Total Short-Term Investments (cost $85,041,324)	85,041,324

	Total Investments (cost $2,135,650,011) 100.0%	3,653,787,861
	Liabilities less Other Assets (<0.1%)	(1,598,455)

	NET ASSETS 100.0%	$3,652,189,406

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at June 30, 2021, amounted to approximately $73,412,717 and represented 2.01% of net assets.

	‡‡Affiliated company (see Note 6).

	PIPE Private Investment in Public Equity.

	See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2021, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.1
Israel	7.8
United Kingdom	2.6
United States	87.5

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Advertising 1.2%
4,155,852	National CineMedia, Inc.‡‡	$21,070,170

	Aerospace & Defense 1.1%
154,541	HEICO Corp., Class A	19,190,901

	Airlines 0.9%
77,382	Allegiant Travel Co.*	15,012,108

	Application Software 3.6%
657,069	Ebix, Inc.	22,274,639
415,934	Medallia, Inc.*	14,037,772
645,870	Upland Software, Inc.*	26,590,468

		62,902,879

	Asset Management & Custody Banks 2.6%
544,083	Artisan Partners Asset Management, Inc., Class A	27,650,298
195,079	Hamilton Lane, Inc., Class A	17,775,599

		45,425,897

	Auto Parts & Equipment 0.9%
381,359	Standard Motor Products, Inc.	16,531,913

	Automotive Retail 2.4%
394,564	Camping World Holdings, Inc., Class A	16,173,178
413,261	Monro, Inc.	26,246,206

		42,419,384

	Building Products 2.1%
1,547,257	Janus International Group, Inc.*	21,862,742
138,835	Trex Co., Inc.*	14,190,325

		36,053,067

	Commercial Printing 1.7%
275,922	Cimpress plc*	29,912,704

	Commodity Chemicals 2.3%
1,213,942	Valvoline, Inc.	39,404,557

	Construction & Engineering 2.4%
1,340,117	Construction Partners, Inc., Class A*	42,079,674

	Data Processing & Outsourced Services 2.9%
245,888	Euronet Worldwide, Inc.*	33,280,941
691,617	Repay Holdings Corp.*	16,626,472

		49,907,413

	Education Services 1.8%
358,373	Grand Canyon Education, Inc.*	32,242,819

	Electronic Equipment & Instruments 0.8%
204,756	PAR Technology Corp.*	14,320,635

	Electronic Manufacturing Services 4.2%
564,179	Fabrinet*	54,087,841
498,652	Sanmina Corp.*	19,427,482

		73,515,323

	Financial Exchanges & Data 1.3%
542,199	Open Lending Corp., Class A*	23,363,355

	General Merchandise Stores 2.1%
435,725	Ollie’s Bargain Outlet Holdings, Inc.*	36,657,544

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 2.7%
552,519	Ensign Group, Inc. (The)	$47,886,822

	Heavy Electrical Equipment 0.8%
258,306	AZZ, Inc.	13,375,085

	Home Furnishings 1.1%
233,571	Lovesac Co. (The)*	18,636,630

	Homebuilding 5.7%
264,611	LGI Homes, Inc.*	42,851,105
782,910	Skyline Champion Corp.*	41,729,103
680,057	Tri Pointe Homes, Inc.*	14,573,622

		99,153,830

	Industrial Machinery 10.1%
989,365	Altra Industrial Motion Corp.	64,328,512
628,968	Barnes Group, Inc.	32,234,610
359,179	Helios Technologies, Inc.	28,033,921
299,190	Kadant, Inc.	52,684,367

		177,281,410

	Industrial REITs 1.2%
1,145,205	Monmouth Real Estate Investment Corp.	21,438,238

	Interactive Media & Services 1.1%
480,778	TripAdvisor, Inc.*	19,375,353

	Internet & Direct Marketing Retail 1.7%
951,017	1-800-Flowers.com, Inc., Class A*	30,308,912

	Investment Banking & Brokerage 2.9%
2,819,445	BGC Partners, Inc., Class A	15,986,253
601,815	Moelis & Co., Class A	34,237,255

		50,223,508

	Leisure Products 1.5%
290,967	YETI Holdings, Inc.*	26,716,590

	Life Sciences Tools & Services 0.9%
71,623	ICON plc* (Ireland)	14,805,190

	Managed Health Care 1.4%
300,774	HealthEquity, Inc.*	24,206,292

	Mortgage REITs 1.4%
1,418,908	Arbor Realty Trust, Inc.	25,284,941

	Oil & Gas Equipment & Services 1.6%
743,924	Cactus, Inc., Class A	27,316,889

	Oil & Gas Exploration & Production 2.6%
2,850,877	Magnolia Oil & Gas Corp., Class A*	44,559,207

	Paper Products 0.8%
1,201,715	Resolute Forest Products, Inc. (Canada)	14,660,923

	Personal Products 1.8%
304,724	Edgewell Personal Care Co.	13,377,384
308,699	Nu Skin Enterprises, Inc., Class A	17,487,798

		30,865,182

	Pharmaceuticals 1.3%
551,780	Intra-Cellular Therapies, Inc.*	22,523,660

	Regional Banks 8.5%
1,020,369	Bank OZK	43,018,757

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
829,638	FB Financial Corp.	$30,962,090
455,507	ServisFirst Bancshares, Inc.	30,965,366
815,144	Webster Financial Corp.	43,479,781

		148,425,994

	Semiconductor Equipment 2.9%
778,260	Amkor Technology, Inc.	18,421,414
312,636	Nova Measuring Instruments Ltd.* (Israel)	32,167,118

		50,588,532

	Semiconductors 1.8%
369,169	Cirrus Logic, Inc.*	31,423,665

	Specialized Consumer Services 1.1%
383,650	Terminix Global Holdings, Inc.*	18,303,941

	Specialized REITs 2.4%
842,588	National Storage Affiliates Trust	42,601,249

	Specialty Chemicals 2.4%
259,056	Innospec, Inc.	23,473,064
232,109	Minerals Technologies, Inc.	18,260,015

		41,733,079

	Steel 1.1%
642,716	Commercial Metals Co.	19,744,236

	Thrifts & Mortgage Finance 2.5%
956,856	Axos Financial, Inc.*	44,388,550

	Trading Companies & Distributors 0.9%
269,613	Boise Cascade Co.	15,731,919

	Total Common Stocks (cost $1,185,039,524)	1,721,570,170

Shares		Value
	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$38,900,449	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $41,081,100 of United States Treasury Notes 0.625% due 12/31/27; value: $39,678,550; repurchase proceeds: $38,900,449 (cost $38,900,449)	$38,900,449

	Total Short-Term Investments (cost $38,900,449)	38,900,449

	Total Investments (cost $1,223,939,973) 100.7%	1,760,470,619
	Liabilities less Other Assets (0.7%)	(11,903,337)

	NET ASSETS 100.0%	$1,748,567,282

	*Non-income producing.

	‡‡Affiliated company (see Note 6).

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2021, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	0.8
Ireland	0.9
Israel	1.9
United States	96.4

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.1%

	Agricultural & Farm Machinery 1.4%
705,400	Hydrofarm Holdings Group, Inc.*	$41,696,194

	Alternative Carriers 1.3%
291,047	Bandwidth, Inc., Class A*	40,141,202

	Application Software 13.0%
179,081	Avalara, Inc.*	28,975,306
131,188	DocuSign, Inc.*	36,676,229
388,017	Five9, Inc.*	71,158,438
116,478	HubSpot, Inc.*	67,874,060
1,014,470	Medallia, Inc.*	34,238,362
393,495	Paylocity Holding Corp.*	75,078,846
2,349,045	Pexip Holding ASA* (Norway)	20,980,071
438,981	Zendesk, Inc.*	63,362,518

		398,343,830

	Automotive Retail 1.1%
524,178	Camping World Holdings, Inc., Class A	21,486,057
183,722	Monro, Inc.	11,668,184

		33,154,241

	Biotechnology 10.6%
1,097,263	Atara Biotherapeutics, Inc.*	17,062,440
464,640	C4 Therapeutics, Inc.*	17,581,978
696,935	Cytokinetics, Inc.*	13,792,344
167,949	Denali Therapeutics, Inc.*	13,173,919
1,320,747	Esperion Therapeutics, Inc.*	27,933,799
299,990	Exact Sciences Corp.*	37,291,757
1,084,475	Flexion Therapeutics, Inc.*	8,925,229
902,826	Frequency Therapeutics, Inc.*	8,992,147
1,827,989	Inovio Pharmaceuticals, Inc.*	16,945,458
231,758	Kymera Therapeutics, Inc.*	11,240,263
208,253	Ligand Pharmaceuticals, Inc.*	27,320,711
1,431,866	MacroGenics, Inc.*	38,459,921
4,191,905	MEI Pharma, Inc.*	11,946,929
340,792	Nkarta, Inc.*	10,799,698
465,671	Nurix Therapeutics, Inc.*	12,354,252
3,619,329	Sangamo Therapeutics, Inc.*	43,323,368
257,987	Silverback Therapeutics, Inc.*	7,969,218

		325,113,431

	Building Products 1.3%
395,502	Trex Co., Inc.*	40,424,259

	Commodity Chemicals 1.2%
1,150,346	Valvoline, Inc.	37,340,231

	Data Processing & Outsourced Services 2.1%
1,255,668	Repay Holdings Corp.*	30,186,259
137,024	Square, Inc., Class A*	33,406,451

		63,592,710

	Distillers & Vintners 1.7%
4,500,000	Vintage Wine Estates, Inc., PIPE Shares* *** † ‡‡ (United Kingdom)	50,760,000

	Electronic Equipment & Instruments 1.9%
1,616,832	nLight, Inc.*	58,658,665

	Financial Exchanges & Data 3.7%
1,685,696	Open Lending Corp., Class A*	72,636,640

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
481,969	Tradeweb Markets, Inc., Class A	$40,755,299

		113,391,939

	General Merchandise Stores 1.7%
622,152	Ollie’s Bargain Outlet Holdings, Inc.*	52,341,648

	Health Care Equipment 5.1%
213,795	AtriCure, Inc.*	16,960,357
13,974,921	Conformis, Inc.* ‡‡	16,071,159
2,304,905	CryoLife, Inc.* ‡‡	65,459,302
270,207	Glaukos Corp.*	22,921,660
355,004	Tandem Diabetes Care, Inc.*	34,577,390

		155,989,868

	Health Care Services 2.8%
953,984	Castle Biosciences, Inc.*	69,955,647
1,055,027	Exagen, Inc.* ‡‡	15,814,855

		85,770,502

	Health Care Supplies 4.3%
705,746	BioLife Solutions, Inc.*	31,412,755
7,261,498	Cerus Corp.*	42,915,453
1,224,033	Silk Road Medical, Inc.*	58,582,219

		132,910,427

	Health Care Technology 2.9%
251,575	Inspire Medical Systems, Inc.*	48,619,385
132,634	Veeva Systems, Inc., Class A*	41,242,542

		89,861,927

	Heavy Electrical Equipment 0.9%
552,215	TPI Composites, Inc.*	26,738,250

	Home Furnishings 1.4%
1,585,331	Purple Innovation, Inc.*	41,868,592

	Home Improvement Retail 2.2%
636,783	Floor & Decor Holdings, Inc., Class A*	67,307,963

	Homebuilding 3.6%
349,915	LGI Homes, Inc.*	56,665,235
1,002,410	Skyline Champion Corp.*	53,428,453

		110,093,688

	Industrial Machinery 3.3%
807,088	Kornit Digital Ltd.* (Israel)	100,345,251

	Interactive Media & Services 1.4%
257,780	MediaAlpha, Inc., Class A*	10,852,538
810,896	TripAdvisor, Inc.*	32,679,109

		43,531,647

	Internet Services & Infrastructure 1.2%
481,940	GDS Holdings Ltd., ADR* (China)	37,827,471

	IT Consulting & Other Services 2.3%
415,639	Endava plc, ADR* (United Kingdom)	47,125,150
111,110	Globant S.A.* (Argentina)	24,353,090

		71,478,240

	Life Sciences Tools & Services 1.2%
183,649	ICON plc* (Ireland)	37,962,085

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 1.8%
697,327	HealthEquity, Inc.*	$56,120,877

	Oil & Gas Equipment & Services 0.3%
1,002,664	Solaris Oilfield Infrastructure, Inc., Class A	9,765,947

	Oil & Gas Exploration & Production 1.0%
1,958,224	Magnolia Oil & Gas Corp., Class A*	30,607,041

	Packaged Foods & Meats 3.5%
649,649	Freshpet, Inc.*	105,866,801

	Pharmaceuticals 3.5%
147,183	Arvinas, Inc.*	11,333,091
700,436	Athira Pharma, Inc.*	7,172,465
2,142,647	Intra-Cellular Therapies, Inc.*	87,462,850
751,410	Optinose, Inc.*	2,336,885

		108,305,291

	Regional Banks 3.4%
1,367,406	Bank OZK	57,649,837
357,478	Eagle Bancorp, Inc.	20,047,366
376,698	Esquire Financial Holdings, Inc.*	8,927,743
197,467	Pinnacle Financial Partners, Inc.	17,434,361

		104,059,307

	Restaurants 0.5%
440,343	Chuy’s Holdings, Inc.*	16,407,180

	Semiconductor Equipment 3.3%
687,707	Kulicke & Soffa Industries, Inc.	42,087,668
580,583	Nova Measuring Instruments Ltd.* (Israel)	59,736,185

		101,823,853

	Semiconductors 1.6%
124,340	Monolithic Power Systems, Inc.	46,434,773
42,910	NVE Corp.	3,177,486

		49,612,259

	Specialty Chemicals 1.1%
263,685	Balchem Corp.	34,611,293

	Specialty Stores 2.3%
367,037	Five Below, Inc.*	70,937,241

	Systems Software 1.8%
421,837	CyberArk Software Ltd.* (Israel)	54,952,706

	Trucking 1.4%
955,680	Knight-Swift Transportation Holdings, Inc.	43,445,213

	Total Common Stocks (cost $1,926,451,617)	3,043,159,270

	PREFERRED STOCKS 0.0%

	Semiconductor Equipment 0.0%
169,492	Nanosys, Inc., Series D Pfd.* *** †	223,729
40,380	Nanosys, Inc., Series E Pfd.* *** †	36,342

		260,071

	Total Preferred Stocks (cost $546,236)	260,071

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$37,931,435	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $40,057,700 of United States Treasury Notes 0.625% due 12/31/27; value: $38,690,090; repurchase proceeds: $37,931,435 (cost $37,931,435)	$37,931,435

	Total Short-Term Investments (cost $37,931,435)	37,931,435

	Total Investments (cost $1,964,929,288) 100.3%	3,081,350,776
	Liabilities less Other Assets (0.3%)	(8,121,030)

	NET ASSETS 100.0%	$3,073,229,746

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933at June 30, 2021, amounted to approximately $51,020,071, and represented 1.66% of net assets.

	‡‡Affiliated company (see Note 6).

	ADR American Depositary Receipt.

	PIPE Private Investment in Public Equity.

	See Notes to Schedules of Investments.

At June 30, 2021, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.8
China	1.2
Ireland	1.3
Israel	7.1
Norway	0.7
United Kingdom	3.2
United States	85.7

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2021 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.3%

$94,800,000	U.S. Treasury Bond 1.25%, 5/15/50	$77,458,265
31,000,000	U.S. Treasury Bond 1.375%, 8/15/50	26,151,406
87,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	90,945,598
11,200,000	U.S. Treasury Bond, 2.25%, 8/15/49	11,609,063
25,150,000	U.S. Treasury Bond, 2.50%, 2/15/45	27,229,787
5,300,000	U.S. Treasury Bond, 2.875%, 5/15/49	6,209,281
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	54,388,786
39,800,000	U.S. Treasury Strip, principal only, 2/15/49	22,148,417
105,000,000	U.S. Treasury Strip, principal only, 5/15/49	58,071,065
147,000,000	U.S. Treasury Strip, principal only, 8/15/49	80,685,703

	Total U.S. Government Obligations (cost $471,659,713)	454,897,371

	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
757,939	Repurchase Agreement dated 6/30/21, 0.00% due 7/1/21 with Fixed Income Clearing Corp. collateralized by $800,500 of United States Treasury Notes 0.625% due 12/31/27; value $773,170; repurchase proceeds: $757,939 (cost $757,939)	757,939

	Total Short-Term Investments (cost $757,939)	757,939

	Total Investments (cost $472,417,652) 99.5%	455,655,310
	Other Assets less Liabilities 0.5%	2,506,160

	NET ASSETS 100.0%	$458,161,470

	See Notes to Schedules of Investments.